UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 92.6%
FAR EAST — 61.8%
China — 24.8%
58.com, Inc. — ADR**	137,942	$7,676,472
AIA Group, Ltd.	4,299,118	24,357,060
Alibaba Group Holding, Ltd. — SP ADR**	141,203	11,159,273
Baidu, Inc. — SP ADR**	105,458	20,129,823
China Construction Bank Corp. — H	34,030,435	21,714,974
China Mobile, Ltd.	1,261,147	14,054,562
China Petroleum & Chemical Corp. — H	10,807,067	7,091,078
China Shenhua Energy Co., Ltd. — H	4,634,214	7,288,238
China Unicom Hong Kong, Ltd.	3,553,217	4,690,383
CNOOC, Ltd.	11,686,000	13,799,011
Ctrip.com International, Ltd. — ADR**	220,939	9,778,760
Hong Kong Exchanges & Clearing, Ltd.	439,800	10,590,555
JD.com, Inc. — ADR**	507,927	13,460,065
Kweichow Moutai Co., Ltd. — A	539,934	20,673,705
Ping An Insurance Group Co. of China, Ltd. — H	4,248,160	20,317,085
Sands China, Ltd.	5,823,672	23,723,054
Sinopharm Group Co., Ltd. — H	1,981,320	8,952,189
Sunny Optical Technology Group Co., Ltd.	2,273,907	6,390,220
TAL Education Group — ADR**	119,965	5,959,861
Techtronic Industries Co., Ltd.	1,322,516	5,225,382
Tencent Holdings, Ltd.	3,780,681	77,199,027
Tingyi Cayman Islands Holding Corp.	3,176,220	3,549,901
WH Group, Ltd.**	6,222,105	4,507,755

		342,288,433

India — 11.2%
Adani Ports & Special Economic Zone, Ltd.	1,845,590	6,903,283
Bharti Infratel, Ltd.	1,894,704	10,928,041
HDFC Bank, Ltd. — ADR	838,277	51,663,011
Infosys, Ltd. — SP ADR	1,107,617	21,066,875
Power Grid Corp. of India, Ltd.	6,322,587	13,280,559
Sun Pharmaceutical Industries, Ltd.	1,118,598	13,851,038
Tata Motors, Ltd. — SP ADR**	364,665	10,593,518
UltraTech Cement, Ltd.	161,199	7,859,433
UPL, Ltd.	792,701	5,718,196
Yes Bank, Ltd.	467,464	6,106,380
Zee Entertainment Enterprises, Ltd.	1,180,989	6,900,732

		154,871,066

South Korea — 10.3%
Amorepacific Corp.	20,423	6,902,317
Hyosung Corp.	7,897	994,376
Hyundai Mobis Co., Ltd.	64,008	13,936,684

	Number of Shares	Value (Note A)
Kangwon Land, Inc.	230,210	$8,233,289
Korea Electric Power Corp.	285,664	15,037,577
LG Chem, Ltd.	42,888	12,282,109
LIG Nex1 Co., Ltd.	94,266	8,696,278
Macquarie Korea Infrastructure Fund	1,250,329	9,151,149
Samsung Electronics Co., Ltd.	17,931	20,571,417
Samsung Electronics Co., Ltd. — Pref.	23,664	22,906,653
Samsung Fire & Marine Insurance Co., Ltd.	32,638	8,419,211
Shinhan Financial Group Co., Ltd.	160,756	5,693,090
SK Hynix, Inc.	361,925	8,908,874

		141,733,024

Taiwan — 8.1%
Basso Industry Corp.	1,772,012	3,782,539
Ennoconn Corp.	663,505	7,978,388
Far EasTone Telecommunications Co., Ltd.	4,729,170	10,594,493
Hon Hai Precision Industry Co., Ltd.	4,207,172	11,085,265
Land Mark Optoelectronics Corp.	313,904	5,101,038
Largan Precision Co., Ltd.	74,000	5,736,701
President Chain Store Corp.	1,630,311	11,878,820
Sunny Friend Environmental Technology Co., Ltd.	1,687,028	7,181,296
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1,872,025	49,047,055

		112,385,595

Indonesia — 3.4%
PT Bank Central Asia Tbk	18,427,024	18,482,611
PT Hanjaya Mandala Sampoerna Tbk	997,456	7,401,936
PT Telekomunikasi Indonesia Persero Tbk	85,040,549	21,324,270

		47,208,817

Thailand — 2.3%
Central Pattana PCL — NVDR	4,498,576	6,585,465
CP ALL PCL — NVDR	19,570,551	25,450,617

		32,036,082

Malaysia — 0.9%
IHH Healthcare BHD	7,086,990	11,916,098
Philippines — 0.8%
SM Prime Holdings, Inc.	21,734,645	10,361,070

Total FAR EAST		852,800,185

NORTH AMERICA — 12.1%
Mexico — 7.9%
Alfa SAB de CV — A	5,190,007	10,444,810
Alsea SAB de CV	1,147,383	4,306,717
Fibra Uno Administracion SA de CV — REIT	7,700,039	17,911,783
Fomento Economico Mexicano SAB de CV — SP ADR	72,853	7,016,472
Gruma SAB de CV — B	628,475	9,966,682
Grupo Aeroportuario del Centro Norte SAB de CV	1,212,673	6,957,174

Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (Note A)
Grupo Financiero Banorte SAB de CV — O	3,797,248	$21,519,090
Grupo Televisa SAB — SP ADR	327,483	8,992,683
Kimberly-Clark de Mexico SAB de CV — A	2,977,765	7,194,005
Promotora y Operadora de Infraestructura SAB de CV	1,088,895	14,432,760

		108,742,176

United States — 3.5%
Facebook, Inc. — A**	93,348	10,651,007
Philip Morris International, Inc.	312,027	30,612,969
Schlumberger, Ltd.	93,339	6,883,751

		48,147,727

Canada — 0.7%
IMAX Corp.**	81,660	2,538,809
SEMAFO, Inc.**	2,264,548	8,073,037

		10,611,846

Total NORTH AMERICA		167,501,749

EUROPE — 10.6%
Russia — 3.3%
Lukoil PJSC — SP ADR	265,790	10,210,323
Mobile TeleSystems PJSC — SP ADR	833,746	6,745,005
Moscow Exchange MICEX-RTS PJSC	8,182,332	12,793,838
Sberbank of Russia PJSC — SP ADR	1,037,352	7,219,970
X5 Retail Group NV — GDR**	216,351	4,586,641
Yandex NV — A**	245,401	3,759,543

		45,315,320

United Kingdom — 2.8%
BGEO Group PLC	166,002	4,835,149
Randgold Resources, Ltd. — ADR	75,785	6,882,036
Tullow Oil PLC**	2,146,691	6,070,770
Unilever NV	461,513	20,683,298

		38,471,253

Hungary — 1.5%
OTP Bank PLC	419,022	10,521,233
Richter Gedeon Nyrt	479,000	9,549,190

		20,070,423

Turkey — 1.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,135,066	7,371,605
BIM Birlesik Magazalar AS	428,605	9,286,087

		16,657,692

Netherlands — 0.8%
Heineken NV	118,759	10,763,594
Norway — 0.5%
Marine Harvest ASA	479,983	7,395,777
Austria — 0.5%
Erste Group Bank AG	255,459	7,179,979

Total EUROPE		145,854,038

SOUTH AMERICA — 5.2%
Brazil — 4.3%
Ambev SA — ADR	3,458,566	17,915,372
CETIP SA	871,421	9,718,405

	Number of Shares	Value (Note A)
Itau Unibanco Holding SA — PREF ADR	819,010	$7,035,296
Kroton Educacional SA	1,234,706	3,942,104
Lojas Renner SA	1,143,125	6,631,788
Qualicorp SA	618,921	2,564,744
Tractebel Energia SA	1,133,157	11,534,367

		59,342,076

Chile — 0.7%
Empresa Nacional de Electricidad SA	3,813,241	5,304,213
Sociedad Quimica y Minera de Chile SA — SP ADR	197,735	4,063,454

		9,367,667

Argentina — 0.2%
Banco Macro SA — ADR	41,295	2,662,289

Total SOUTH AMERICA		71,372,032

AFRICA — 1.7%
South Africa — 1.3%
Sanlam, Ltd.	3,576,643	16,592,280
Woolworths Holdings, Ltd.	359,589	2,184,021

		18,776,301

Egypt — 0.4%
Commercial International Bank Egypt SAE	1,271,321	5,494,772

Total AFRICA		24,271,073

CENTRAL AMERICA — 0.8%
Panama — 0.8%
Copa Holdings SA — A	158,317	10,725,977

Total CENTRAL AMERICA		10,725,977

MIDDLE EAST — 0.4%
Pakistan — 0.4%
Maple Leaf Cement Factory, Ltd.	6,126,834	5,394,399

Total MIDDLE EAST		5,394,399

Total EQUITY SECURITIES (Cost $1,143,876,758)		1,277,919,453

EXCHANGE-TRADED FUNDS — 1.5%
NORTH AMERICA — 1.5%
United States — 1.5%
iShares MSCI Emerging Markets	351,881	12,051,924
Market Vectors Vietnam	562,718	7,878,052

		19,929,976

Total NORTH AMERICA		19,929,976

Total EXCHANGE-TRADED FUNDS (Cost $18,526,324)		19,929,976

TOTAL INVESTMENTS (COST $1,162,403,082)	94.1%	$1,297,849,429
Other Assets In Excess Of Liabilities	5.9%	81,781,763

Net Assets	100.0%	$1,379,631,192

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$1,176,221,054

Gross Appreciation	$145,735,697
Gross Depreciation	(24,107,322)

Net Appreciation	$121,628,375

Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

**	Non-income producing security

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
NVDR	— Non-Voting Depository Receipt
PREF ADR	— Preferred American Depository Receipt
REIT	— Real Estate Investment Trust
SP ADR	— Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 84.6%
FAR EAST — 62.5%
Taiwan — 16.3%
Advantech Co., Ltd.	564,000	$4,144,481
Basso Industry Corp.	2,548,600	5,440,244
Cub Elecparts, Inc.	245,512	2,994,142
Eclat Textile Co., Ltd.	151,000	1,986,966
Egis Technology, Inc.**	488,147	2,176,519
eMemory Technology, Inc.	190,000	2,196,122
Ennoconn Corp.	532,015	6,397,272
Gigasolar Materials Corp.	109,000	1,886,434
Gourmet Master Co., Ltd.	175,000	1,397,434
Hota Industrial Manufacturing Co., Ltd.	1,264,000	5,498,384
Land Mark Optoelectronics Corp.	231,000	3,753,822
Nien Made Enterprise Co., Ltd.**	550,000	3,930,524
PChome Online, Inc.	191,000	2,103,825
Silicon Motion Technology Corp. — ADR	102,875	3,992,579
Sporton International, Inc.	264,000	1,349,366
Sunny Friend Environmental Technology Co., Ltd.	805,379	3,428,316
Swancor Ind Co., Ltd.	885,000	4,055,975
Taiwan Paiho, Ltd.	709,000	2,123,652
Tung Thih Electronic Co., Ltd.	131,000	2,157,283
Voltronic Power Technology Corp.	153,832	2,423,342
Yeong Guan Energy Technology Group Co., Ltd.	431,133	3,060,959

		66,497,641

China — 15.2%
3SBio, Inc.**	5,566,429	7,505,765
AviChina Industry & Technology Co., Ltd. — H	8,208,496	6,158,475
Beijing Capital International Airport Co., Ltd. — H	1,339,839	1,430,110
China Biologic Products, Inc.**	35,922	4,112,351
China Everbright, Ltd.	1,701,485	3,570,830
China Lodging Group, Ltd. — SP ADR	81,615	3,118,509
CT Environmental Group, Ltd.	15,040,150	4,420,523
Fu Shou Yuan International Group, Ltd.	4,991,000	3,570,813
Guangzhou R&F Properties Co., Ltd. — H	1,610,400	2,308,475
Haier Electronics Group Co., Ltd.	1,232,000	2,147,207
IMAX China Holding, Inc.**	617,369	3,736,518
KWG Property Holding, Ltd.	3,053,500	2,007,496
Lee & Man Paper Manufacturing, Ltd.	3,085,755	2,112,237
Man Wah Holdings, Ltd.	1,730,248	2,190,314
Silergy Corp.	454,148	6,194,723

	Number of Shares	Value (Note A)
Sunny Optical Technology Group Co., Ltd.	1,050,475	$2,952,085
TAL Education Group — ADR**	24,469	1,215,620
Wynn Macau, Ltd.	887,200	1,372,427
Xinyi Solar Holdings, Ltd.	5,640,631	2,006,889

		62,131,367

India — 12.4%
Alembic Pharmaceuticals, Ltd.	124,027	1,120,733
Ashok Leyland, Ltd.	886,116	1,453,165
Bank of Baroda	606,647	1,346,629
Bharat Electronics, Ltd.	75,838	1,402,068
Bharat Forge, Ltd.	167,289	2,205,595
Blue Dart Express, Ltd.	13,952	1,274,636
Ceat, Ltd.	122,950	2,017,496
Emami, Ltd.	127,899	1,800,600
GRUH Finance, Ltd.	337,000	1,217,520
Havells India, Ltd.	1,520,843	7,380,013
Kajaria Ceramics, Ltd.	92,090	1,332,001
LIC Housing Finance, Ltd.	281,791	2,098,459
Marico, Ltd.	336,175	1,240,176
Max Financial Services, Ltd.	282,998	1,470,278
Max India, Ltd.**	282,998	250,710
Max Ventures and Industries, Ltd.**	56,600	10,028
Omkar Speciality Chemicals, Ltd.	730,155	1,922,897
Petronet LNG, Ltd.	1,359,716	5,148,534
PI Industries, Ltd.	140,845	1,209,005
PVR, Ltd.	130,828	1,450,966
SKS Microfinance, Ltd.**	905,175	7,461,056
TVS Motor Co., Ltd.	433,011	2,110,702
WABCO India, Ltd.	14,019	1,322,652
Wonderla Holidays, Ltd.	262,511	1,538,260
Zee Learn, Ltd.**	2,152,599	999,546

		50,783,725

South Korea — 7.4%
Byucksan Corp.	412,282	3,190,535
Cell Biotech Co., Ltd.	21,899	1,212,143
CJ CGV Co., Ltd.	43,392	3,745,007
EO Technics Co., Ltd.	15,767	1,648,945
Hansae Co., Ltd.	57,155	2,833,760
InBody Co., Ltd.	49,069	2,072,432
Innocean Worldwide, Inc.	61,269	4,323,547
Korea Petrochemical Ind Co., Ltd.	6,145	1,375,586
LIG Nex1 Co., Ltd.	42,028	3,877,190
Loen Entertainment, Inc.**	24,095	1,645,522
Osstem Implant Co., Ltd.**	65,843	4,531,168

		30,455,835

Thailand — 5.2%
Beauty Community PCL — NVDR	18,190,064	2,792,108
Bumrungrad Hospital PCL — NVDR	210,600	1,269,107
Central Plaza Hotel PCL — NVDR	1,108,400	1,346,904
Chularat Hospital PCL — NVDR	28,923,915	2,203,414
Forth Smart Service PCL — NVDR	2,734,900	1,002,848
IRPC PCL — NVDR	15,853,100	2,275,672

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (Note A)
Muangthai Leasing PCL — NVDR	2,579,435	$1,422,429
Plan B Media PCL — NVDR	13,872,911	2,602,650
Pruksa Real Estate PCL — NVDR	2,647,500	2,031,907
Srisawad Power 1979 PCL — NVDR	1,681,600	2,019,545
Star Petroleum Refining PCL — NVDR**	6,831,200	2,116,546

		21,083,130

Indonesia — 3.5%
PT Bumi Serpong Damai Tbk	9,212,897	1,274,937
PT Matahari Department Store Tbk	2,255,317	3,121,046
PT Pembangunan Perumahan Persero Tbk	10,211,200	2,972,491
PT Summarecon Agung Tbk	19,578,094	2,340,217
PT Waskita Karya Persero Tbk	20,784,800	3,142,800
PT Wijaya Karya Persero Tbk	6,561,400	1,291,497

		14,142,988

Philippines — 2.2%
GT Capital Holdings, Inc.	69,495	2,097,905
Metro Pacific Investments Corp.	33,060,238	4,214,651
Security Bank Corp.	398,060	1,512,879
Xurpas, Inc.	3,588,300	1,393,394

		9,218,829

Malaysia — 0.3%
Dialog Group BHD	3,154,582	1,293,690

Total FAR EAST		255,607,205

EUROPE — 7.7%
Turkey — 3.7%
Aselsan Elektronik Sanayi Ve Ticaret AS	662,314	4,301,351
Otokar Otomotiv Ve Savunma Sanayi AS	85,805	3,288,715
Turk Traktor Ve Ziraat Makineleri AS	70,783	2,108,820
Turkiye Sise Ve Cam Fabrikalari AS	1,718,923	2,232,684
Ulker Biskuvi Sanayi AS	438,477	3,252,243

		15,183,813

Russia — 2.4%
Mail.ru Group, Ltd. — GDR**	195,994	4,253,070
Moscow Exchange MICEX-RTS PJSC	3,455,422	5,402,874

		9,655,944

United Kingdom — 1.1%
BGEO Group PLC	44,120	1,285,085
Tullow Oil PLC**	1,059,944	2,997,486

		4,282,571

Poland — 0.5%
Eurocash SA	153,614	2,196,427

Total EUROPE		31,318,755

NORTH AMERICA — 6.1%
Mexico — 3.8%
Alsea SAB de CV	315,804	1,185,374

	Number of Shares	Value (Note A)
Banregio Grupo Financiero SAB de CV	211,461	$1,231,890
Controladora Vuela Cia de Aviacion SAB de CV — ADR**	58,357	1,229,582
Credito Real SAB de CV SOFOM ER	951,100	2,012,613
Gentera SAB de CV	1,444,644	2,851,301
Grupo Aeroportuario del Centro Norte SAB de CV — ADR	28,511	1,299,816
Promotora y Operadora de Infraestructura SAB de CV	156,963	2,080,466
Unifin Financiera SAPI de CV Sofom ENR	1,330,531	3,728,104

		15,619,146

Canada — 1.8%
Gran Tierra Energy, Inc.**	786,927	1,943,710
SEMAFO, Inc.**	1,473,208	5,251,937

		7,195,647

United States — 0.5%
Bizlink Holding, Inc.	400,000	2,125,280

Total NORTH AMERICA		24,940,073

SOUTH AMERICA — 4.0%
Brazil — 3.0%
Equatorial Energia SA	557,200	6,334,970
Lojas Renner SA	350,288	2,032,180
Sao Martinho SA	150,800	2,006,808
Tupy SA	438,400	2,008,106

		12,382,064

Argentina — 1.0%
Grupo Financiero Galicia SA — ADR	71,917	2,035,251
Pampa Energia SA — SP ADR**	84,144	1,804,047

		3,839,298

Total SOUTH AMERICA		16,221,362

AFRICA — 2.2%
South Africa — 1.0%
AVI, Ltd.	252,714	1,487,142
Mr. Price Group, Ltd.	105,083	1,262,882
Pioneer Foods Group, Ltd.	135,755	1,278,495

		4,028,519

Egypt — 0.6%
Commercial International Bank Egypt SAE — GDR	525,451	1,865,351
Six of October Development & Investment Co.**	633,000	856,836

		2,722,187

Kenya — 0.6%
Safaricom, Ltd.	14,570,800	2,427,270

Total AFRICA		9,177,976

MIDDLE EAST — 1.8%
Pakistan — 1.8%
Engro Foods, Ltd.**	1,426,559	2,169,056
Lucky Cement, Ltd.	254,900	1,309,694
Pak Elektron, Ltd.	2,269,000	1,310,097
Pakistan Oilfields, Ltd.	555,200	1,367,776

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares/Contracts	Value (Note A)
United Bank, Ltd.	890,500	$1,285,796

		7,442,419

Total MIDDLE EAST		7,442,419

CENTRAL AMERICA — 0.3%
Panama — 0.3%
Copa Holdings SA — A	18,225	1,234,744

Total CENTRAL AMERICA		1,234,744

Total EQUITY SECURITIES (Cost $312,595,429)		345,942,534

EQUITY CERTIFICATES — 0.5%
MIDDLE EAST — 0.5%
Saudi Arabia — 0.5%
Fawaz Abdulaziz Al Hokair & Co.†	173,567	1,926,645

Total MIDDLE EAST		1,926,645

Total EQUITY CERTIFICATES (Cost $2,014,423)		1,926,645

PURCHASED CALL OPTIONS — 0.1%
Equity Volatility Index Fund, Exercise Price $17.00, Expiration Date April, 2016**	5,000	435,000
iShares Silver Trust Fund, Exercise Price $16.00, Expiration Date April, 2016**	40,000	120,000

Total PURCHASED CALL OPTIONS (Premiums paid $1,676,818)		555,000

PURCHASED PUT OPTIONS — 0.7%
IDR vs. USD, Exercise Price IDR 13,400.00, Expiration Date April, 2016**	10,000,000	10,128
SPDR S&P 500 ETF Trust, Exercise Price $200.00, Expiration Date April, 2016**	5,000	250,000
iShares Russell 2000 Index ETF, Exercise Price $105.00, Expiration Date April, 2016**	12,500	275,000
iShares MSCI Brazil Capped Index ETF, Exercise Price $25.00, Expiration Date April, 2016**	12,500	612,500
iShares MSCI Taiwan Index ETF, Exercise Price $13.00, Expiration Date May, 2016**	60,000	1,020,000

	Number of Shares/Contracts	Value (Note A)
iShares MSCI Emerging Markets Index ETF, Exercise Price $33.50, Expiration Date April, 2016**	17,500	$542,500

Total PURCHASED PUT OPTIONS (Premiums paid $5,406,825)		2,710,128

TOTAL INVESTMENTS (COST $321,693,495)	85.9%	$351,134,307
Other Assets In Excess Of Liabilities	14.1%	57,729,819

Net Assets	100.0%	$408,864,126

WRITTEN PUT OPTIONS — 0.0%
IDR vs. USD, Exercise Price IDR 13,700.00, Expiration Date April, 2016**	(10,000,000)	$(1,275)

Total WRITTEN PUT OPTIONS (Premiums received $30,000)		(1,275)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$362,303,486

Gross Appreciation	$38,700,573
Gross Depreciation	(49,869,752)

Net Depreciation	$(11,169,179)

**	Non-income producing security
†	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At March 31, 2016, the value of these restricted securities amounted to $1,926,645 or 0.5% of net assets.

Additional information on each restricted security is as follows:

	Counter-	Acquisition	Acquisition
Security	party	Date(s)	Cost
Fawaz Abdulaziz Al Hokair & Co.	HSBC	02/18/16 to 02/22/16	$2,014,423

ADR	— American Depository Receipt
ETF	— Exchange-Traded Fund
GDR	— Global Depository Receipt
HSBC	— Hong Kong Shanghai Banking Corporation
IDR	— Indonesian Rupiah
NVDR	— Non-Voting Depository Receipt
SP ADR	— Sponsored American Depository Receipt
USD	— United States Dollar

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

SWAP CONTRACTS

Credit Default SwapsA

							Premium	Unrealized
	Reference		Notional	Pay/ReceiveC	Fixed	Expiration	Paid	Appreciation/
Counterparty	Instrument	Currency	AmountB	Fixed Rate	Rate	Date	(Received)	(Depreciation)	RatingD
Goldman Sachs	Republic of Turkey, 11.875%, 1/15/30	USD	$5,000,000	Pay	1.00%	12/20/2020	$337,603	$(38,306)	BBB-
Goldman Sachs	Republic of Turkey, 11.875%, 1/15/30	USD	$5,000,000	Pay	1.00%	12/20/2020	414,822	(115,525)	BBB-

Total Credit Default Swaps							752,425	(153,831)

Total Swap Contracts							$752,425	$(153,831)

A	The triggering credit event for each swap is bankruptcy/failure to pay.
B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.
D	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

USD - United States Dollar

FORWARD FOREIGN CURRENCY CONTRACTS

		Currency	Value At		Unrealized
	Settlement	Amount	Settlement	Value At	Appreciation/
Sale Contract	Date	Sold	Date	March 31, 2016	(Depreciation)
Taiwanese Dollar	February 24, 2017	(269,680,000)	$(8,000,000)	$(8,383,264)	$(383,264)

Total Forward Foreign Currency Contracts			$(8,000,000)	$(8,383,264)	$(383,264)

See accompanying Notes to Schedule of Investments.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 81.6%
FAR EAST — 24.6%
Bangladesh — 11.5%
Bata Shoe Co. Bangladesh, Ltd.	5,975	$89,261
Berger Paints Bangladesh, Ltd.	3,970	96,786
Beximco Pharmaceuticals, Ltd.	124,301	133,432
BRAC Bank, Ltd.	667,621	380,913
British American Tobacco Bangladesh Co., Ltd.	5,396	175,645
Delta Brac Housing Finance Corp., Ltd.	231,495	317,643
IDLC Finance, Ltd.	305,108	205,625
Marico Bangladesh, Ltd.	13,639	219,335
Olympic Industries, Ltd.	25,279	94,605
Square Pharmaceuticals, Ltd.	100,256	320,814
Summit Power, Ltd.	569,125	258,611

		2,292,670

Vietnam — 9.0%
Bank for Foreign Trade of Vietnam JSC	123,160	226,509
HA TIEN 1 Cement JSC**	176,730	204,532
Ho Chi Minh City Infrastructure Investment JSC	195,310	207,637
Khang Dien House Trading and Investment JSC	97,290	99,939
Nam Long Investment Corp.	161,080	164,021
PetroVietnam Nhon Trach 2 Power JSC	157,150	234,037
Vietnam Dairy Products JSC	98,320	590,987
Vingroup JSC**	30,890	65,402

		1,793,064

Sri Lanka — 2.7%
Ceylon Cold Stores PLC	56,423	166,177
Chevron Lubricants Lanka PLC	72,846	152,178
Distilleries Co. of Sri Lanka PLC	150,055	211,927

		530,282

Thailand — 1.4%
Beauty Community PCL — NVDR	646,900	99,297
Group Lease PCL — NVDR	166,200	94,958
JWD Infologistics PCL — NVDR**	153,200	93,192

		287,447

Total FAR EAST		4,903,463

AFRICA — 20.9%
Kenya — 8.4%
East African Breweries, Ltd.	120,618	343,604
Equity Group Holdings, Ltd.	991,300	393,295
Jubilee Holdings, Ltd.	30,300	141,270
Safaricom, Ltd.	4,762,031	793,281

		1,671,450

Egypt — 3.2%
Commercial International Bank Egypt SAE — GDR	63,568	225,666

	Number of Shares	Value (Note A)
Edita Food Industries SAE — GDR	5,825	$90,870
Egyptian Financial Group- Hermes Holding Co.**	97,835	112,048
Medinet Nasr Housing**	39,738	99,838
Six of October Development & Investment Co.**	78,170	105,812

		634,234

Nigeria — 3.2%
Guaranty Trust Bank PLC	2,427,416	174,415
Zenith Bank PLC	8,440,562	455,914

		630,329

Botswana — 2.4%
Letshego Holdings, Ltd.	2,066,739	476,642
Senegal — 1.4%
Sonatel	6,666	283,309
Morocco — 1.0%
Maroc Telecom	16,373	204,195
Tanzania — 0.9%
Tanzania Breweries, Ltd.	29,053	184,563
Togo — 0.4%
Ecobank Transnational, Inc.**	1,082,139	78,896

Total AFRICA		4,163,618

MIDDLE EAST — 14.8%
Pakistan — 11.2%
Bank Alfalah, Ltd.	369,000	87,766
DG Khan Cement Co., Ltd.	65,100	108,046
Engro Foods, Ltd.**	64,041	97,373
Fauji Cement Co., Ltd.	257,000	102,844
HUB Power Co., Ltd.	383,200	382,505
Hum Network, Ltd.	937,500	84,145
Lucky Cement, Ltd.	21,400	109,955
Maple Leaf Cement Factory, Ltd.	395,000	347,780
Nestle Pakistan, Ltd.	2,160	144,253
Pak Elektron, Ltd.	370,000	213,634
Pakistan Tobacco Co., Ltd.	21,600	272,179
Searle Co., Ltd.	25,960	108,939
United Bank, Ltd.	122,700	177,167

		2,236,586

United Arab Emirates — 2.2%
Agthia Group PJSC	51,077	106,660
Aramex PJSC	163,429	150,837
NMC Health PLC	11,509	174,719

		432,216

Kuwait — 0.9%
National Bank of Kuwait SAK	82,256	182,579
Qatar — 0.5%
Qatar Electricity & Water Co. QSC	1,846	106,458

Total MIDDLE EAST		2,957,839

EUROPE — 13.7%
Romania — 7.9%
Albalact SA	1,165,697	128,532
Banca Transilvania**	680,041	465,829
BRD-Groupe Societe Generale SA**	136,330	363,824
Fondul Proprietatea SA	1,033,831	202,975
New Europe Property Investments PLC	17,074	217,210

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (Note A)
Transgaz SA Medias	2,886	$197,691

		1,576,061

United Kingdom — 2.1%
BGEO Group PLC	6,880	200,394
Tullow Oil PLC**	78,301	221,433

		421,827

Luxembourg — 1.4%
Adecoagro SA**	23,259	268,641
Ukraine — 0.8%
Kernel Holding SA	11,119	158,864
Estonia — 0.5%
Tallink Grupp AS	97,071	103,719
Hungary — 0.5%
OTP Bank PLC	4,071	102,219
Georgia — 0.5%
Georgia Healthcare Group PLC**	37,661	90,331

Total EUROPE		2,721,662

SOUTH AMERICA — 6.2%
Argentina — 6.2%
Banco Macro SA — ADR	5,979	385,466
Grupo Financiero Galicia SA — ADR	12,789	361,929
Pampa Energia SA — SP ADR**	18,177	389,715
YPF SA — SP ADR	5,714	102,166

		1,239,276

Total SOUTH AMERICA		1,239,276

NORTH AMERICA — 1.4%
Canada — 1.4%
Gran Tierra Energy, Inc.**	36,210	89,439
SEMAFO, Inc.**	54,600	194,647

		284,086

Total NORTH AMERICA		284,086

Total EQUITY SECURITIES (Cost $16,624,323)		16,269,944

EQUITY CERTIFICATES — 6.8%
FAR EAST — 4.3%
Vietnam — 4.3%
Bank for Foreign Trade of Vietnam JSC†	85,680	157,578
Ho Chi Minh City Infrastructure Investment JSC†	93,200	99,082
Nam Long Investment Corp.†	53,190	54,161
Saigon Securities, Inc.**†	273,343	258,715
Vingroup JSC**†	137,942	292,059

		861,595

Total FAR EAST		861,595

MIDDLE EAST — 2.5%
Saudi Arabia — 1.6%
Al Khaleej Training and Education Co.†	16,061	124,750
Al Tayyar Travel Group Holding Co.**†	10,272	96,000

	Number of Shares	Value (Note A)
Fawaz Abdulaziz Al Hokair & Co.†	8,249	$91,566

		312,316

Kuwait — 0.9%
National Bank of Kuwait SAK†	84,597	187,776

Total MIDDLE EAST		500,092

Total EQUITY CERTIFICATES (Cost $1,406,619)		1,361,687

TOTAL INVESTMENTS (COST $18,030,942)	88.4%	$17,631,631
Other Assets In Excess Of Liabilities	11.6%	2,319,426

Net Assets	100.0%	$19,951,057

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$18,062,472

Gross Appreciation	$1,159,831
Gross Depreciation	(1,590,672)

Net Depreciation	$(430,841)

**	Non-income producing security
†	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At March 31, 2016, the value of these restricted securities amounted to $1,361,687 or 6.8% of net assets.

Additional information on each restricted security is as follows:

	Counter-	Acquisition	Acquisition
Security	party	Date(s)	Cost
Al Khaleej Traning and Education Co.	MSCO	02/23/16	$97,645
Al Tayyar Travel Group Holding Co.	MSCO	03/17/16	$101,458
Bank for Foreign Trade of Vietnam JSC	MACQ	05/08/15 to 07/28/15	$178,004
Fawaz Abdulaziz Al Hokair & Co.	HSBC	02/18/16 to 02/22/16	$95,738
Ho Chi Minh City Infrastructure Investment JSC	MACQ	08/03/15	$113,080
Nam Long Investment Corp.	MACQ	05/04/15 to 05/07/15	$47,802
National Bank of Kuwait SAK	MLCO	05/04/15 to 05/11/15	$229,720
Saigon Securities, Inc.	MACQ	05/04/15 to 07/23/15	$274,411
Vingroup JSC	JPMS	05/04/15 to 07/28/15	$268,761

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

March 31, 2016 (unaudited)

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
HSBC	— Hong Kong Shanghai Banking Corporation
JPMS	— J.P. Morgan Securities, Inc.
MACQ	— Macquaeie Capital Group, Ltd.
MLCO	— Merrill Lynch & Co., Inc.
MSCO	— Morgan Stanley
NVDR	— Non-Voting Depository Receipt
SP ADR	— Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 96.4%
EUROPE — 60.4%
United Kingdom — 16.4%
Auto Trader Group PLC	571,648	$3,202,005
Croda International PLC	38,995	1,702,034
Domino’s Pizza Group PLC	211,311	3,059,223
Fevertree Drinks PLC	260,110	2,476,847
Greggs PLC	142,723	2,228,189
Halma PLC	357,795	4,684,028
IG Group Holdings PLC	359,463	4,130,216
Informa PLC	488,167	4,865,825
Intermediate Capital Group PLC	377,575	3,354,065
JD Sports Fashion PLC	191,121	3,090,832
RPC Group PLC	446,852	4,874,387
Sage Group PLC	361,857	3,269,009
Spirax-Sarco Engineering PLC	70,426	3,681,823
SSP Group PLC	527,998	2,197,653
Tullow Oil PLC**	754,524	2,133,769
Unite Group PLC	337,792	3,087,993
Worldpay Group PLC**	355,078	1,402,953

		53,440,851

Germany — 13.4%
ADO Properties SA**	64,509	2,212,425
alstria office AG — REIT	230,571	3,326,817
Aurelius SE & Co., KGaA	96,137	5,852,607
CANCOM SE	34,265	1,709,916
CTS Eventim AG & Co., KGaA	32,818	1,166,056
Deutsche Wohnen AG	129,464	4,026,184
Drillisch AG	11,447	469,507
Gerresheimer AG	45,465	3,566,075
KION Group AG	71,634	4,176,701
LEG Immobilien AG	55,869	5,267,062
Norma Group SE	30,164	1,689,755
Sartorius AG — Pref.	12,124	3,089,598
Stroeer SE	97,634	6,138,162
Zalando SE**	26,324	864,177

		43,555,042

France — 5.8%
BioMerieux	15,448	1,769,257
Rubis SCA	55,898	4,488,708
Sartorius Stedim Biotech	8,031	3,057,283
SEB SA	39,519	4,099,353
Teleperformance	63,592	5,590,649

		19,005,250

Sweden — 3.9%
Axfood AB	131,947	2,437,970
Indutrade AB	54,416	3,339,396
Peab AB	366,572	3,239,804
Trelleborg AB — B	185,751	3,674,636

		12,691,806

Switzerland — 3.9%
Flughafen Zuerich AG	3,664	3,280,853
Gategroup Holding AG	57,699	2,580,268
Tecan Group AG	20,276	3,080,780
Temenos Group AG	68,059	3,723,055

		12,664,956

Denmark — 2.9%
Genmab AS**	17,660	2,447,347
H Lundbeck AS**	126,581	4,179,096
Royal Unibrew AS	58,195	2,808,219

		9,434,662

	Number of Shares	Value (Note A)
Netherlands — 2.9%
Aalberts Industries NV	98,721	$3,425,090
GrandVision NV	153,474	4,374,693
TomTom NV**	165,958	1,620,281

		9,420,064

Ireland — 2.8%
DCC PLC	48,033	4,242,711
Greencore Group PLC	583,097	3,140,513
Kingspan Group PLC	65,603	1,743,073

		9,126,297

Italy — 2.0%
Brembo SpA	54,839	2,836,145
Davide Campari-Milano SpA	376,769	3,766,361

		6,602,506

Spain — 1.9%
Gamesa Corp. Tecnologica SA	161,508	3,191,346
Merlin Properties Socimi SA — REIT	264,438	3,075,245

		6,266,591

Belgium — 1.8%
Ontex Group NV	53,034	1,738,913
Tessenderlo Chemie NV**	106,003	4,028,744

		5,767,657

Finland — 1.6%
Amer Sports OYJ	57,875	1,682,623
Huhtamaki OYJ	91,632	3,402,274

		5,084,897

Luxembourg — 0.6%
Grand City Properties SA	85,853	1,973,385
Norway — 0.5%
XXL ASA	146,673	1,790,273

Total EUROPE		196,824,237

FAR EAST — 22.5%
Japan — 17.1%
Adastria Co., Ltd.	83,511	2,534,009
Ariake Japan Co., Ltd.	67,887	3,981,112
Asahi Intecc Co., Ltd.	33,300	1,559,296
Daifuku Co., Ltd.	202,800	3,418,291
Dip Corp.	133,900	3,152,828
Hoshizaki Electric Co., Ltd.	47,193	3,937,467
Kajima Corp.	549,000	3,443,902
Koito Manufacturing Co., Ltd.	70,300	3,185,659
Matsumotokiyoshi Holdings Co., Ltd.	37,986	1,987,983
Morinaga & Co., Ltd.	611,580	3,113,735
Nichirei Corp.	594,436	4,838,095
Nihon M&A Center, Inc.	67,033	3,901,250
Relo Holdings, Inc.	26,243	3,518,654
SCSK Corp.	81,346	3,180,260
Seria Co., Ltd.	29,500	1,779,777
Start Today Co., Ltd.	24,635	993,762
Sundrug Co., Ltd.	32,000	2,394,065
Taisei Corp.	251,000	1,659,283
TechnoPro Holdings, Inc.	107,760	3,197,995

		55,777,423

Australia — 3.0%
Burson Group, Ltd.	420,528	1,486,056

Driehaus International Small Cap Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (Note A)
Incitec Pivot, Ltd.	640,271	$1,565,647
Orora, Ltd.	1,690,732	3,240,067
Star Entertainment Group, Ltd.	765,618	3,333,495

		9,625,265

Philippines — 1.3%
GT Capital Holdings, Inc.	51,600	1,557,694
Metro Pacific Investments Corp.	22,246,687	2,836,096

		4,393,790

China — 1.1%
Man Wah Holdings, Ltd.	1,455,099	1,842,004
Techtronic Industries Co., Ltd.	412,500	1,629,825

		3,471,829

Total FAR EAST		73,268,307

NORTH AMERICA — 13.5%
Canada — 9.4%
Boyd Group Income Fund	66,694	3,920,760
CCL Industries, Inc. — B	26,429	5,016,168
Descartes Systems Group, Inc.**	101,462	1,974,945
Dollarama, Inc.	24,400	1,716,971
FirstService Corp.	45,430	1,865,822
Maple Leaf Foods, Inc.	240,310	5,023,612
Metro, Inc.	157,993	5,481,551
New Flyer Industries, Inc.	63,094	1,622,591
Parex Resources, Inc.**	136,906	1,154,280
Raging River Exploration, Inc.**	146,674	1,025,447
Uni-Select, Inc.	42,138	1,815,300

		30,617,447

Mexico — 3.1%
Gruma SAB de CV — B	212,140	3,364,226
Kimberly-Clark de Mexico SAB de CV — A	1,347,500	3,255,436
Promotora y Operadora de Infraestructura SAB de CV	270,200	3,581,366

		10,201,028

United States — 1.0%
Tahoe Resources, Inc.	307,667	3,084,369

Total NORTH AMERICA		43,902,844

Total EQUITY SECURITIES (Cost $277,492,338)		313,995,388

TOTAL INVESTMENTS (COST $277,492,338)	96.4%	$313,995,388
Other Assets In Excess Of Liabilities	3.6%	11,669,007

Net Assets	100.0%	$325,664,395

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$278,825,357

Gross Appreciation	$39,147,182
Gross Depreciation	(3,977,151)

Net Appreciation	$35,170,031

**	Non-income producing security

REIT	— Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Driehaus Micro Cap Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 99.0%
HEALTH CARE — 24.0%
Biotechnology — 8.8%
Blueprint Medicines Corp.**	140,518	$2,536,350
Celator Pharmaceuticals, Inc.**	177,322	1,955,862
Dynavax Technologies Corp.**	74,877	1,440,633
Five Prime Therapeutics, Inc.**	95,972	3,899,342
Flexion Therapeutics, Inc.**	165,188	1,519,730
Global Blood Therapeutics, Inc.**	71,857	1,139,652
Heron Therapeutics, Inc.**	35,512	674,373
Loxo Oncology, Inc.**	142,394	3,893,052
MacroGenics, Inc.**	59,557	1,116,694
Mirati Therapeutics, Inc.**	61,676	1,319,866
Otonomy, Inc.**	114,840	1,713,413
Sunesis Pharmaceuticals, Inc.**	654,215	353,276

		21,562,243

Health Care Equipment & Supplies — 6.3%
AtriCure, Inc.**	87,945	1,480,114
Avinger, Inc.**	125,090	1,198,362
Cerus Corp.**	256,156	1,519,005
Cynosure, Inc. — A**	41,356	1,824,627
Inogen, Inc.**	24,711	1,111,501
K2M Group Holdings, Inc.**	65,680	974,034
LDR Holding Corp.**	53,302	1,358,668
LeMaitre Vascular, Inc.	289,166	4,487,856
Vascular Solutions, Inc.**	42,913	1,395,960

		15,350,127

Pharmaceuticals — 3.3%
Foamix Pharmaceuticals, Ltd.**	304,803	1,987,315
Intersect ENT, Inc.**	32,859	624,321
Intra-Cellular Therapies, Inc.**	45,261	1,258,256
KemPharm, Inc.**	120,677	1,749,817
MyoKardia, Inc.**	136,522	1,462,151
Revance Therapeutics, Inc.**	57,819	1,009,520

		8,091,380

Life Sciences Tools & Services — 2.6%
NanoString Technologies, Inc.**	88,258	1,343,287
NeoGenomics, Inc.**	723,923	4,879,241

		6,222,528

Health Care Providers & Services — 2.5%
Aceto Corp.	52,712	1,241,895
AMN Healthcare Services, Inc.**	93,765	3,151,442
Cross Country Healthcare, Inc.**	140,962	1,639,388

		6,032,725

Health Care Technology — 0.5%
Vocera Communications, Inc.**	97,535	1,243,571

Total HEALTH CARE		58,502,574

	Number of Shares	Value (Note A)
INFORMATION TECHNOLOGY — 22.5%
Software — 6.2%
Callidus Software, Inc.**	192,022	$3,202,927
Gigamon, Inc.**	49,164	1,525,067
Globant SA**	74,984	2,314,006
Interactive Intelligence Group, Inc.**	39,125	1,424,933
Mitek Systems, Inc.**	205,629	1,344,814
Paycom Software, Inc.**	64,109	2,282,280
Proofpoint, Inc.**	29,917	1,608,936
Sapiens International Corp. NV	5,872	70,347
Zix Corp.**	351,260	1,380,452

		15,153,762

Internet Software & Services — 5.8%
Autobytel, Inc.**	158,239	2,747,029
Instructure, Inc.**	91,211	1,636,325
Q2 Holdings, Inc.**	67,312	1,618,180
QuinStreet, Inc.**	310,675	1,062,509
Quotient Technology, Inc.**	308,394	3,268,976
Stamps.com, Inc.**	34,678	3,685,578

		14,018,597

Semiconductors & Semiconductor Equipment — 4.4%
CEVA, Inc.**	145,799	3,280,478
Inphi Corp.**	109,210	3,641,061
NeoPhotonics Corp.**	107,647	1,511,364
Silicon Motion Technology
Corp. — ADR	59,991	2,328,251

		10,761,154

Electronic Equipment, Instruments & Components — 2.7%
Fabrinet**	116,473	3,767,901
Mercury Systems, Inc.**	144,722	2,937,857

		6,705,758

Information Technology Services — 2.1%
ExlService Holdings, Inc.**	51,986	2,692,875
Hackett Group, Inc.	164,250	2,483,460

		5,176,335

Communications Equipment — 1.3%
CalAmp Corp.**	76,996	1,380,538
Oclaro, Inc.**	311,582	1,682,543

		3,063,081

Total INFORMATION TECHNOLOGY		54,878,687

CONSUMER DISCRETIONARY — 19.7%
Hotels, Restaurants & Leisure — 4.5%
Bojangles’, Inc.**	49,379	839,937
Carrols Restaurant Group, Inc.**	239,200	3,454,048
Chuy’s Holdings, Inc.**	61,474	1,909,997
Del Taco Restaurants, Inc.**	106,361	1,098,709
Good Times Restaurants, Inc.**	189,990	756,160
Kona Grill, Inc.**	82,698	1,070,939
Potbelly Corp.**	129,651	1,764,550

		10,894,340

Specialty Retail — 4.2%
Boot Barn Holdings, Inc.**	140,552	1,321,189
Francesca’s Holdings Corp.**	146,703	2,810,829
MarineMax, Inc.**	172,589	3,360,308

Driehaus Micro Cap Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (Note A)
Sportsman’s Warehouse Holdings, Inc.**	86,428	$1,088,993
Tile Shop Holdings, Inc.**	100,915	1,504,643

		10,085,962

Leisure Equipment & Products — 2.2%
MCBC Holdings, Inc.**	103,616	1,458,913
Nautilus, Inc.**	143,923	2,780,592
Smith & Wesson Holding Corp.**	44,792	1,192,363

		5,431,868

Household Durables — 2.2%
Hooker Furniture Corp.	40,828	1,341,200
Universal Electronics, Inc.**	65,464	4,058,113

		5,399,313

Textiles, Apparel & Luxury Goods — 2.0%
Cherokee, Inc.**	136,487	2,428,104
Sequential Brands Group, Inc.**	159,941	1,022,023
Vera Bradley, Inc.**	72,483	1,474,304

		4,924,431

Auto Components — 2.0%
Motorcar Parts of America, Inc.**	99,551	3,780,947
Unique Fabricating, Inc.	83,970	1,037,030

		4,817,977

Internet & Catalog Retail — 1.8%
Duluth Holdings, Inc. — B**	103,022	2,007,899
Nutrisystem, Inc.	112,720	2,352,466

		4,360,365

Diversified Consumer Services — 0.6%
Weight Watchers International, Inc.**	100,860	1,465,496
Media — 0.2%
Xcel Brands, Inc.**	98,478	571,862

Total CONSUMER DISCRETIONARY		47,951,614

INDUSTRIALS — 17.2%
Building Products — 6.4%
American Woodmark Corp.**	32,072	2,392,250
Gibraltar Industries, Inc.**	147,690	4,223,934
Griffon Corp.	152,644	2,358,350
Insteel Industries, Inc.	62,795	1,919,643
Patrick Industries, Inc.**	72,622	3,296,313
PGT, Inc.**	144,578	1,422,648

		15,613,138

Airlines — 2.0%
Controladora Vuela Cia de Aviacion SAB de CV — ADR**	88,733	1,869,604
SkyWest, Inc.	153,131	3,061,089

		4,930,693

Machinery — 1.7%
Chart Industries, Inc.**	99,153	2,153,603
Lydall, Inc.**	37,284	1,212,476
NN, Inc.	50,939	696,846

		4,062,925

Air Freight & Logistics — 1.4%
Air Transport Services Group, Inc.**	100,211	1,541,245

	Number of Shares	Value (Note A)
Echo Global Logistics, Inc.**	69,008	$1,874,257

		3,415,502

Construction & Engineering — 1.3%
Argan, Inc.	38,882	1,367,091
Comfort Systems USA, Inc.	59,891	1,902,737

		3,269,828

Road & Rail — 1.2%
Covenant Transportation Group, Inc. — A**	46,905	1,134,632
Saia, Inc.**	61,607	1,734,237

		2,868,869

Aerospace & Defense — 1.1%
Aerovironment, Inc.**	51,252	1,451,457
TASER International, Inc.**	58,549	1,149,317

		2,600,774

Professional Services — 0.7%
Paylocity Holding Corp.**	54,449	1,782,660
Electrical Equipment — 0.7%
LSI Industries, Inc.	141,664	1,664,552
Commercial Services & Supplies — 0.4%
Casella Waste Systems, Inc. — A**	138,359	927,005
Trading Companies & Distributors — 0.3%
Lawson Products, Inc.**	42,185	825,982

Total INDUSTRIALS		41,961,928

FINANCIALS — 4.8%
Thrifts & Mortgage Finance — 1.8%
LendingTree, Inc.**	44,351	4,336,641
Commercial Banks — 1.3%
BNC Bancorp	65,603	1,385,535
Live Oak Bancshares, Inc.	115,395	1,730,925

		3,116,460

Insurance — 1.1%
Atlas Financial Holdings, Inc.**	154,208	2,797,333
Real Estate Investment Trust — 0.6%
National Storage Affiliates Trust	64,491	1,367,209

Total FINANCIALS		11,617,643

TELECOMMUNICATION SERVICES — 3.6%
Diversified Telecommunication Services — 3.0%
8X8, Inc.**	119,531	1,202,481
GTT Communications, Inc.**	180,616	2,987,389
Inteliquent, Inc.	130,168	2,089,196
ORBCOMM, Inc.**	95,034	962,694

		7,241,760

Wireless Telecommunication Services — 0.6%
RingCentral, Inc. — A**	86,486	1,362,155

Total TELECOMMUNICATION SERVICES		8,603,915

CONSUMER STAPLES — 3.2%
Food Products — 2.0%
Calavo Growers, Inc.	65,189	3,719,684
John B Sanfilippo & Son, Inc.	17,806	1,230,217

		4,949,901

Beverages — 0.7%
Primo Water Corp.**	167,718	1,692,275

Driehaus Micro Cap Growth Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Number of Shares	Value (Note A)
Food & Staples Retailing — 0.5%
Chefs’ Warehouse, Inc.**	59,661	$1,210,522

Total CONSUMER STAPLES		7,852,698

MATERIALS — 2.9%
Construction Materials — 2.2%
Summit Materials, Inc. — A**	120,573	2,345,145
US Concrete, Inc.**	49,689	2,960,471

		5,305,616

Metals & Mining — 0.7%
US Silica Holdings, Inc.**	78,563	1,784,951

Total MATERIALS		7,090,567

ENERGY — 1.1%
Energy Equipment & Services — 0.6%
Helix Energy Solutions Group, Inc.**	121,902	682,651
RigNet, Inc.**	62,949	861,142

		1,543,793

Oil, Gas & Consumable Fuels — 0.5%
KLR Energy Acquisition
Corp. — A**	119,048	1,207,147

Total ENERGY		2,750,940

Total EQUITY SECURITIES (Cost $224,025,258)		241,210,566

TOTAL INVESTMENTS (COST $224,025,258)	99.0%	$241,210,566
Other Assets In Excess Of Liabilities	1.0%	2,546,411

Net Assets	100.0%	$243,756,977

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$229,826,623

Gross Appreciation	$31,976,029
Gross Depreciation	(20,592,086)

Net Appreciation	$11,383,943

**	Non-income producing security

ADR — American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

A. Portfolio Valuation:

Securities transactions are accounted for on trade date. Equity securities and exchange traded options are valued at the last sale price as of the close of the primary exchange or other designated time. Equity Certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Substantially all transfers between level 1 and level 2 relate to the use of these procedures.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2016 is as follows:

Fund	Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus Emerging Markets Growth Fund
Equity Securities:
Africa	$24,271,073	$24,271,073	$—	$—
Central America	10,725,977	10,725,977	—	—
Europe	145,854,038	133,060,200	12,793,838	—
Far East	852,800,185	852,800,185	—	—
Middle East	5,394,399	5,394,399	—	—
North America	167,501,749	167,501,749	—	—
South America	71,372,032	71,372,032	—	—
Exchange-Traded Funds*	19,929,976	19,929,976	—	—

Total Investments	$1,297,849,429	$1,285,055,591	$12,793,838	$—

Driehaus Emerging Markets Small Cap Growth Fund
Assets:
Equity Securities:
Africa	$9,177,976	$9,177,976	$—	$—
Central America	1,234,744	1,234,744	—	—
Europe	31,318,755	25,915,881	5,402,874	—
Far East	255,607,205	255,346,467	260,738	—
Middle East	7,442,419	7,442,419	—	—
North America	24,940,073	24,940,073	—	—
South America	16,221,362	16,221,362	—	—
Equity Certificates*	1,926,645	—	1,926,645	—
Purchased Call Options by Risk Category:
Equity Contracts	435,000	435,000	—	—
Commodity Contracts	120,000	120,000	—	—
Purchased Put Options by Risk Category:
Equity Contracts	2,700,000	2,700,000	—	—
Foreign Currency Contracts	10,128	—	10,128	—

Total Investments	$351,134,307	$343,533,922	$7,600,385	$—

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

	Total Value at March 31, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus Emerging Markets Small Cap Growth Fund (continued)
Liabilities:
Written Put Options by Risk Category:
Foreign Currency Contracts	$(1,275)	$—	$(1,275)	$—
Swaps:
Credit Contracts	(153,831)	—	(153,831)	—

Total Liabilities	$(155,106)	$—	$(155,106)	$—

Driehaus Frontier Emerging Markets Fund
Equity Securities
Africa	$4,163,618	$4,163,618	$—	$—
Europe	2,721,662	2,721,662	—	—
Far East	4,903,463	4,903,463	—	—
Middle East	2,957,839	2,957,839	—	—
North America	284,086	284,086	—	—
South America	1,239,276	1,239,276	—	—
Equity Certificates*	1,361,687	—	1,361,687	—

Total Investments	$17,631,631	$16,269,944	$1,361,687	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$313,995,388	$313,995,388	$—	$—

Driehaus Micro Cap Growth Fund
Investments in Securities*	$241,210,566	$241,210,566	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For the period ended March 31, 2016, securities with end of period values of $325,833 held by Driehaus Frontier Emerging Markets Fund was transferred from level 2 to level 1.

For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

B. Options Contracts:

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security.

The Funds may write covered call and put options on futures, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

For the period January 1, 2016 through March 31, 2016, the average volume of purchased and written options for Driehaus Emerging Markets Small Cap Growth Fund were $6,336,103 and $367,212, respectively.

The premiums received and the number of option contracts written during the period ended March 31, 2016, were as follows:

Driehaus Emerging Markets Small Cap Growth Fund	Number of Contracts	Premiums Received
Options outstanding at December 31, 2015	13,500	$704,424
Options written	10,193,500	7,447,228
Options closed	(207,000)	(8,121,652)
Options expired	—	—

Options outstanding at March 31, 2016	10,000,000	$30,000

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of March 31, 2016, the Funds had outstanding options as listed on the Schedule of Investments.

C. Swap Contracts:

The Driehaus Emerging Markets Small Cap Growth Fund may engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index and total return swaps, primarily to manage risk, or as alternatives to direct investments. The Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at March 31, 2016, for the Driehaus Emerging Markets Small Cap Growth Fund was $0.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund discloses swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of March 31, 2016, the Driehaus Emerging Markets Small Cap Growth Fund had outstanding swap contracts as listed on the Schedule of Investments.

D. Forward Foreign Currency Contracts:

The Driehaus Emerging Markets Small Cap Growth Fund may use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss reflected on the Schedule of Investments. In addition, the Fund could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably. As of March 31, 2016, the Driehaus Emerging Markets Small Cap Growth Fund had forward foreign currency contracts as listed in the Schedule of Investments.

E. Derivative Investment Holdings Categorized by Risk Exposure:

Each Fund is subject to the Financial Accounting Standards Board’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value of the Driehaus Emerging Markets Small Cap Growth Fund’s derivative contracts by primary risk exposure as of March 31, 2016:

Risk exposure category	Asset derivatives	Fair value	Liability derivatives	Fair value
Commodity contracts	Investments, at market value	$120,000
Credit contracts			Unrealized depreciation on open swap contracts	$153,831
Equity contracts	Investments, at market value	$5,061,645
Foreign currency contracts	Investments, at market value	$10,128	Outstanding options written, at value	$1,275
			Unrealized depreciation on forward foreign currency contracts	$383,264

The following table sets forth the fair value of the Driehaus Frontier Emerging Markets Fund’s derivative contracts by primary risk exposure as of March 31, 2016:

Risk exposure category	Asset derivatives	Fair value
Equity contracts	Investments, at market value	$1,361,687

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 0.16%
Citigroup Mortgage Loan Trust 2007-OPX1 0.50%, 1/25/37 [2]	$304,297	$169,005
CWABS, Inc. Asset-Backed Certificates Series 2004-1 0.91%, 4/25/34 [2]	122,988	110,173
Fannie Mae REMICS 1.08%, 9/25/23 [2]	2,300,042	2,311,034
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 1.37%, 8/25/35 [2]	124,929	119,306
Wells Fargo Commercial Mortgage Trust 2016-C33 3.12%, 3/15/59 [1]	2,661,000	1,691,680

Total ASSET-BACKED SECURITIES (Cost $4,560,720)		4,401,198

BANK LOANS — 19.11%
Apparel — 0.45%
Calceus Acquisition, Inc. 5.00%, 2/1/20 [2]	16,639,198	12,250,610
Computers — 0.07%
DynCorp International, Inc. 6.25%, 7/7/16 [2]	2,000,000	1,940,000
Electronics — 1.29%
NuSil Technology LLC 5.25%, 4/28/17 [2]	34,978,596	34,650,672
Entertainment — 0.98%
Peninsula Gaming LLC 4.25%, 11/20/17 [2]	6,404,621	6,406,639
Scientific Games International, Inc. 6.00%, 10/18/20 [2]	18,941,378	18,405,716
Scientific Games International, Inc. 6.00%, 10/1/21 [2]	1,492,443	1,449,304

		26,261,659

Healthcare - Services — 1.39%
National Mentor Holdings, Inc. 4.25%, 1/31/21 [2]	37,770,613	37,503,008
Insurance — 0.62%
Asurion LLC 5.00%, 5/24/19 [2]	7,000,000	6,915,405
Asurion LLC 3.50%, 7/8/20 [2]	10,000,000	9,671,900

		16,587,305

Internet — 0.96%
ProQuest LLC 5.75%, 9/24/21 [2]	26,661,943	25,882,081

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
Investment Companies — 0.37%
Larchmont Resources LLC 9.75%, 8/7/19 [2]	$21,537,500		$9,907,250
Leisure Time — 2.64%
Equinox Holdings, Inc. 5.00%, 2/1/20 [2]	56,253,899		56,113,265
Equinox Holdings, Inc. 9.75%, 7/31/20 [2]	15,000,000		15,000,000

			71,113,265

Media — 0.35%
Tribune Media Co. 3.75%, 12/27/20 [2]	9,396,413		9,376,868
Packaging & Containers — 1.39%
SIG Combibloc PurchaseCo Sarl (Luxembourg) 4.25%, 3/13/22 [2]	21,736,358		21,700,710
SIG Combibloc PurchaseCo Sarl (Luxembourg) 4.25%, 3/13/22 [2]	13,860,000	[6]	15,787,909

			37,488,619

Retail — 4.81%
J.C. Penney Corp., Inc. 6.00%, 5/22/18 [2]	42,345,725		42,504,522
Neiman Marcus Group Ltd. LLC 4.25%, 10/25/20 [2]	68,231,919		62,688,076
Rite Aid Corp. 5.75%, 8/21/20 [2]	7,830,000		7,865,861
Rite Aid Corp. 4.88%, 6/21/21 [2]	16,200,000		16,245,603

			129,304,062

Semiconductors — 0.53%
VAT Holding A.G. (Switzerland) 4.25%, 2/11/21 [2]	14,444,790		14,155,894
Software — 3.00%
Applied Systems, Inc. 4.25%, 1/23/21 [2]	44,078,805		43,729,921
BMC Foreign Holding Co. (Ireland) 5.00%, 9/10/20 [2]	7,820,000		6,568,800
BMC Software Finance, Inc. 5.00%, 9/10/20 [2]	17,462,004		14,684,410
Evergreen Skills Lux Sarl (Luxembourg) 5.75%, 4/28/21 [2]	19,400,000		15,649,301

			80,632,432

Storage/Warehousing — 0.26%
Westway Group, Inc. 4.50%, 2/27/20 [2]	7,482,222		6,921,056

Total BANK LOANS (Cost $542,593,090)			$513,974,781

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
CORPORATE BONDS — 27.87%
Auto Manufacturers — 0.76%
General Motors Co. 6.25%, 10/2/43	$19,000,000		$20,292,798
Banks — 1.91%
Chase Capital II 1.12%, 2/1/27 [2]	6,879,000		5,331,225
JPMorgan Chase & Co. 7.90%, 4/29/49 [2]	37,813,000		37,813,000
PNC Capital Trust C 1.21%, 6/1/28 [2]	4,000,000		3,240,000
PNC Preferred Funding Trust II 1.86%, 3/29/49 [1,2]	6,050,000		5,082,000

			51,466,225

Building Materials — 0.38%
Cemex S.A.B. de C.V. (Mexico) 5.37%, 10/15/18 [1,2,3]	10,280,000		10,228,600
Chemicals — 0.34%
Kissner Milling Co., Ltd. (Canada) 7.25%, 6/1/19 [1,3]	9,618,000		9,016,875
Momentive Performance Materials, Inc. 11.50%, 12/1/16 [4,5]	4,540,000		—

			9,016,875

Commercial Services — 1.03%
AA Bond Co., Ltd. (Jersey) 5.50%, 7/31/22 [1]	20,000,000	[6]	27,689,214
Computers — 0.81%
DynCorp International, Inc. 10.38%, 7/1/17	27,373,000		21,898,400
Diversified Financial Services — 3.34%
American Express Co. 6.80%, 9/1/66 [2]	75,799,000		75,988,497
Rio Oil Finance Trust Series 2014-1 (Brazil) 9.25%, 7/6/24 [1,3]	22,500,000		13,950,000

			89,938,497

Entertainment — 0.93%
Peninsula Gaming LLC / Peninsula Gaming Corp. 8.38%, 2/15/18 [1]	18,263,000		18,582,603
Penn National Gaming, Inc. 5.88%, 11/1/21	6,581,000		6,548,095

			25,130,698

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Healthcare - Products — 2.39%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18 [1,3]	$36,016,000	$37,096,480
Sterigenics-Nordion Holdings LLC 6.50%, 5/15/23 [1]	27,262,000	27,193,845

		64,290,325

Healthcare - Services — 1.45%
Kindred Healthcare, Inc. 8.00%, 1/15/20	8,000,000	7,940,000
Kindred Healthcare, Inc. 6.38%, 4/15/22	25,277,000	22,780,896
Tenet Healthcare Corp. 8.13%, 4/1/22	8,066,000	8,297,898

		39,018,794

Insurance — 0.81%
Chubb Corp. 6.38%, 3/29/67 [2]	25,000,000	21,750,000
Media — 3.26%
CBS Corp. 4.60%, 1/15/45	16,877,000	15,850,507
Sinclair Television Group, Inc. 5.63%, 8/1/24 [1]	15,810,000	15,889,050
Tribune Media Co. 5.88%, 7/15/22 [1]	26,250,000	25,645,725
VTR Finance BV (Netherlands) 6.88%, 1/15/24 [1,3]	31,000,000	30,225,000

		87,610,282

Miscellaneous Manufacturing — 1.91%
Amsted Industries, Inc. 5.00%, 3/15/22 [1]	44,000,000	43,670,000
Textron Financial Corp. 6.00%, 2/15/67 [1,2]	10,824,000	7,793,280

		51,463,280

Oil & Gas — 2.20%
California Resources Corp. 5.00%, 1/15/20	8,097,000	1,862,310
California Resources Corp. 8.00%, 12/15/22 [1]	1,356,000	522,060
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21	31,213,500	22,161,585
Concho Resources, Inc. 5.50%, 4/1/23	8,012,000	7,851,760
Continental Resources, Inc. 4.90%, 6/1/44	14,000,000	10,430,000

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Newfield Exploration Co. 5.63%, 7/1/24	$13,412,000	$12,573,750
Sanchez Energy Corp. 6.13%, 1/15/23	6,784,000	3,663,360

		59,064,825

Pipelines — 0.83%
Enbridge Energy Partners LP 8.05%, 10/1/37 [2]	31,500,000	22,286,250
Restaurants — 0.24%
Ruby Tuesday, Inc. 7.63%, 5/15/20	6,500,000	6,370,000
Retail — 4.29%
Claire’s Stores, Inc. 9.00%, 3/15/19 [1]	2,920,000	2,080,500
Conn’s, Inc. 7.25%, 7/15/22	13,100,000	10,283,500
Michaels Stores, Inc. 5.88%, 12/15/20 [1]	7,497,000	7,853,107
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21 [1]	27,175,000	23,370,500
Rite Aid Corp. 6.75%, 6/15/21	48,820,000	51,566,125
Rite Aid Corp. 6.13%, 4/1/23 [1]	19,000,000	20,140,000

		115,293,732

Telecommunications — 0.99%
Verizon Communications, Inc. 6.55%, 9/15/43	12,500,000	16,465,338
Wind Acquisition Finance S.A. (Luxembourg) 4.75%, 7/15/20 [3]	10,770,000	10,177,650

		26,642,988

Total CORPORATE BONDS (Cost $797,857,527)		749,451,783

CONVERTIBLE CORPORATE BONDS — 2.30%
Building Materials — 1.06%
Cemex S.A.B. de C.V. (Mexico) 3.75%, 3/15/18 [3]	27,500,000	28,651,562
Electrical Components & Equipment — 0.00%
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/17 [3]	27,872,000	13,936
Semiconductors — 0.81%
Microchip Technology, Inc. 1.63%, 2/15/25 [1]	21,200,000	21,809,500

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Software — 0.43%
Verint Systems, Inc. 1.50%, 6/1/21	$13,057,000	$11,498,321

Total CONVERTIBLE CORPORATE BONDS (Cost $94,153,737)		61,973,319

U.S. GOVERNMENT AND AGENCY SECURITIES — 0.77%
Freddie Mac Non Gold Pool 2.60%, 6/1/34[2]	457,776	481,796
United States Treasury Bond 3.00%, 5/15/45	12,070,000	13,017,217
United States Treasury Note 2.00%, 8/15/25	7,047,000	7,182,436

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $19,934,486)		20,681,449

COMMON STOCK — 35.16%
Auto Manufacturers — 0.68%
General Motors Co.	585,409	18,399,405
Commercial Services — 0.78%
ADT Corp.	411,000	16,957,860
Apollo Education Group, Inc. *	495,052	4,066,852

		21,024,712

Electric — 1.29%
Cleco Corp.	629,073	34,731,120
Entertainment — 5.90%
Carmike Cinemas, Inc. * 7	1,315,011	39,502,931
Gaming and Leisure Properties, Inc.	1,791,820	55,403,074
Isle of Capri Casinos, Inc. *	50,506	707,084
Pinnacle Entertainment, Inc. *	1,795,428	63,019,523

		158,632,612

Gas — 3.86%
AGL Resources, Inc.	383,000	24,948,620
Piedmont Natural Gas Co., Inc.	1,317,172	78,806,401

		103,755,021

Healthcare - Services — 3.03%
Centene Corp. *	61,578	3,791,357
Cigna Corp.	307,500	42,201,300
Humana, Inc.	194,000	35,492,300

		81,484,957

Household Products/Wares — 1.63%
Jarden Corp. *	745,000	43,917,750
Insurance — 2.93%
Willis Towers Watson PLC (United Kingdom) [3]	665,072	78,917,443

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Internet — 1.43%
Youku Tudou, Inc. ADR*	1,395,053	$38,350,007
Media — 8.67%
Cablevision Systems Corp., Class A	883,000	29,139,000
Meredith Corp.	795,808	37,800,880
Time Warner Cable, Inc.	812,000	166,151,440

		233,091,320

Oil & Gas Services — 0.43%
Baker Hughes, Inc.	262,000	11,483,460
Packaging & Containers — 0.25%
Ball Corp.	95,300	6,793,937
Pharmaceuticals — 1.89%
Allergan PLC (Ireland) * 3	155,000	41,544,650
Baxalta, Inc.	200,000	8,080,000
Teva Pharmaceutical Industries Ltd. ADR	20,000	1,070,200

		50,694,850

Restaurants — 0.33%
Ruby Tuesday, Inc. *	1,627,829	8,757,720
Retail — 1.17%
Rite Aid Corp. *	2,088,091	17,017,942
Staples, Inc.	1,313,000	14,482,390

		31,500,332

Semiconductors — 0.88%
KLA-Tencor Corp.	325,000	23,663,250
Software — 0.01%
Verint Systems, Inc. *	8,000	267,040

Total COMMON STOCK (Cost $904,431,657)		945,464,936

CONVERTIBLE PREFERRED STOCK — 1.48%
Auto Manufacturers — 0.49%
Fiat Chrysler Automobile 7.88%, 12/15/16	180,000	13,190,400
General Motors Corp. Senior Convertible Preferred Escrow - B 5.25%, 3/6/34 [4,5]	475,000	—
General Motors Corp. Senior Convertible Preferred Escrow - C 6.25%, 12/15/12 [4,5]	11,790,650	—

		13,190,400

Pharmaceuticals — 0.99%
Teva Pharmaceutical Industries Ltd. (Israel) 7.00%, 12/15/18 [3]	30,000	26,518,200

Total CONVERTIBLE PREFERRED STOCK (Cost $44,202,821)		39,708,600

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PREFERRED STOCKS — 2.92%
Banks — 1.30%
GMAC Capital Trust I 6.40%, 2/15/40 [2]	1,428,511	$35,012,805
Telecommunications — 1.62%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20 [1,3]	36,242	43,399,795

Total PREFERRED STOCKS (Cost $75,166,597)		78,412,600

PURCHASED PUT OPTIONS — 0.33%
S&P 500 Index, Exercise Price: $2,050.00, Expiration Date: June, 2016*	1,705	8,866,000

Total PURCHASED PUT OPTIONS (Premiums paid $10,915,479)		8,866,000

TOTAL INVESTMENTS (Cost $2,493,816,114)	90.10%	2,422,934,666
Other Assets less Liabilities	9.90%	266,253,876

NET ASSETS	100.00%	$2,689,188,542

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT AND WRITTEN OPTIONS — (18.85)%
CORPORATE BONDS — (5.96)%
Lodging — (0.08)%
MGM Resorts International 7.63%, 1/15/17	$(2,065,000)	$(2,152,763)
Oil & Gas — (1.17)%
ConocoPhillips Co. 2.88%, 11/15/21	(5,000,000)	(4,916,775)
ConocoPhillips Co. 3.35%, 11/15/24	(5,000,000)	(4,848,060)
Denbury Resources, Inc. 6.38%, 8/15/21	(5,327,000)	(2,556,960)
Devon Energy Corp. 3.25%, 5/15/22	(8,000,000)	(6,754,008)
Petrobras Global Finance BV (Netherlands) 5.38%, 1/27/21 [3]	(15,000,000)	(12,474,450)

		(31,550,253)

Oil & Gas Services — (2.11)%
National Oilwell Varco, Inc. 2.60%, 12/1/22	(20,575,000)	(17,582,161)
National Oilwell Varco, Inc. 3.95%, 12/1/42	(18,700,000)	(13,413,210)
Weatherford International LLC 6.35%, 6/15/17	(4,000,000)	(4,000,000)
Weatherford International Ltd. (Bermuda) 9.63%, 3/1/19 [3]	(15,500,000)	(15,616,250)
Weatherford International Ltd. (Bermuda) 5.13%, 9/15/20 [3]	(7,000,000)	(6,055,000)

		(56,666,621)

Packaging & Containers — (0.27)%
SIG Combibloc Holdings SCA (Luxembourg) 7.75%, 2/15/23 [3]	(6,000,000)	(7,339,554)
Pharmaceuticals — (0.25)%
Valeant Pharmaceuticals International, Inc. (Canada) 7.50%, 7/15/21 [1,3]	(8,000,000)	(6,744,960)
Pipelines — (0.45)%
Enbridge Energy Partners LP 5.88%, 10/15/25	(12,000,000)	(12,143,184)
Sovereign — (1.63)%
Brazilian Government International Bond (Brazil) 5.00%, 1/27/45 [3]	(29,000,000)	(23,490,000)

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Turkey Government International Bond (Turkey) 4.88%, 10/9/26 [3]	$(20,000,000)	$(20,346,540)

		(43,836,540)

Total CORPORATE BONDS (Proceeds $164,706,397)		(160,433,875)

U.S. GOVERNMENT AND AGENCY SECURITIES — (1.58)%
United States Treasury Bond
3.00%, 11/15/44	(16,000,000)	(17,274,368)
3.00%, 5/15/45	(23,363,000)	(25,196,458)

		(42,470,826)

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $40,705,853)		(42,470,826)

COMMON STOCK — (11.19)%
Auto Manufacturers — (0.37)%
Fiat Chrysler Automobiles NV (United Kingdom) [3]	(1,250,000)	(10,075,000)
Building Materials — (0.16)%
Cemex S.A.B. de C.V. ADR*	(600,000)	(4,368,000)
Healthcare - Services — (1.50)%
Aetna, Inc.	(162,476)	(18,254,179)
Anthem, Inc.	(158,208)	(21,989,330)

		(40,243,509)

Housewares — (1.06)%
Newell Rubbermaid, Inc.	(642,190)	(28,442,595)
Media — (3.31)%
Charter Communications, Inc., Class A *	(439,211)	(88,909,483)
Oil & Gas Services — (0.39)%
Halliburton Co.	(293,440)	(10,481,677)
Packaging & Containers — (0.22)%
Rexam PLC (United Kingdom) [3]	(635,000)	(5,781,847)
Pharmaceuticals — (2.69)%
Pfizer, Inc.	(1,751,500)	(51,914,460)
Shire PLC ADR	(29,640)	(5,095,116)
Teva Pharmaceutical Industries Ltd. ADR	(288,698)	(15,448,230)

		(72,457,806)

Retail — (0.31)%
Office Depot, Inc. *	(1,190,556)	(8,452,947)
Semiconductors — (1.06)%
Lam Research Corp.	(162,500)	(13,422,500)
Microchip Technology, Inc.	(312,000)	(15,038,400)

		(28,460,900)

Software — (0.12)%
Verint Systems, Inc. *	(97,162)	(3,243,267)

Total COMMON STOCK (Proceeds $292,987,020)		$(300,917,031)

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
WRITTEN CALL OPTIONS — (0.01)%
Cemex S.A.B. de C.V., Exercise Price: $7.00, Expiration Date: April, 2016*	(3,000)	$(153,000)

Total WRITTEN CALL OPTIONS (Premiums received $126,876)		(153,000)

WRITTEN PUT OPTIONS — (0.11)%
S&P 500 Index, Exercise Price: $1,900.00, Expiration Date: June, 2016*	(1,705)	(3,051,950)

Total WRITTEN PUT OPTIONS (Premiums received $4,156,721)		(3,051,950)

TOTAL INVESTMENT SECURITIES SOLD SHORT AND WRITTEN OPTIONS (Proceeds $502,682,867)	(18.85)%	$(507,026,682)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security. Rates disclosed are as of March 31, 2016.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by or under the general supervision of the Trust’s Board of Trustees.
[5]	Security is in default.
[6]	Foreign security, par value shown in local currency.
[7]	Affiliated Company. (See Note C)

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

SWAP CONTRACTS

Credit Default SwapsA

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ReceiveC Fixed Rate	Fixed Rate	Expiration Date	Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	RatingD

Bank of America	Ally Financial, Inc.
	7.50%, 9/15/20	USD	10,000,000	Pay	5.00%	12/20/2018	$(1,492,458)	$738,429	BB+
Morgan Stanley	American Express Co.
	5.50%, 9/12/16	USD	20,000,000	Pay	1.00	12/20/2016	263,406	(400,831)	BBB+
Goldman Sachs	American Express Co.
	5.50%, 9/12/16	USD	5,000,000	Pay	1.00	12/20/2016	61,174	(95,530)	BBB+
Goldman Sachs	Anadarko Petroleum Corp.
	6.95%, 6/15/19	USD	5,000,000	Pay	1.00	12/20/2020	726,985	(254,784)	BBB
JP Morgan	Anadarko Petroleum Corp.
	6.95%, 6/15/19	USD	3,000,000	Pay	1.00	12/20/2020	446,586	(163,266)	BBB
JP Morgan	Anadarko Petroleum Corp.
	6.95%, 6/15/19	USD	3,000,000	Pay	1.00	12/20/2020	487,229	(203,908)	BBB
Morgan Stanley	Anadarko Petroleum Corp.
	6.95%, 6/15/19	USD	3,000,000	Pay	1.00	12/20/2020	506,728	(223,407)	BBB
Barclays	Anadarko Petroleum Corp.
	6.95%, 6/15/19	USD	3,000,000	Pay	1.00	12/20/2020	215,516	67,804	BBB
Barclays	Banco Bilbao Vizcaya Argentaria SA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	221,046	79,679	BBB+
Barclays	Banco Bilbao Vizcaya Argentaria SA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	458,796	142,654	BBB+
Bank of America	Banco Bilbao Vizcaya Argentaria SA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	397,363	204,087	BBB+
Barclays	Banco Bilbao Vizcaya Argentaria SA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	39,492	(45,633)	BBB+
Barclays	Banco Bilbao Vizcaya Argentaria SA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	62,054	(74,337)	BBB+
Bank of America	Banco Bilbao Vizcaya Argentaria SA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	84,333	(96,616)	BBB+
Barclays	Banco Santander SA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	218,619	99,175	A-
Bank of America	Banco Santander SA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	386,569	249,019	A-
Bank of America	Banco Santander SA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	84,333	(121,045)	A-
Barclays	Banco Santander SA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	33,862	(52,218)	A-
Goldman Sachs	Bank of America Corp.
	6.25%, 4/15/12	USD	10,000,000	Pay	1.00	12/20/2016	1,499,776	(1,550,603)	NR
Bank of America	Citigroup, Inc.
	6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	432,520	(458,445)	BBB+
Goldman Sachs	Citigroup, Inc.
	6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	379,663	(405,588)	BBB+
JP Morgan	ConocoPhillips Company
	5.90%, 10/15/32	USD	3,000,000	Pay	1.00	12/20/2020	293,043	(161,157)	A-
JP Morgan	ConocoPhillips Company
	5.90%, 10/15/32	USD	5,000,000	Pay	1.00	12/20/2020	673,047	(453,237)	A-
Morgan Stanley	ConocoPhillips Company
	5.90%, 10/15/32	USD	3,000,000	Pay	1.00	12/20/2020	327,105	(195,219)	A-
JP Morgan	ConocoPhillips Company
	5.90%, 10/15/32	USD	3,000,000	Pay	1.00	12/20/2020	285,850	(153,964)	A-
JP Morgan	ConocoPhillips Company
	5.90%, 10/15/32	USD	5,000,000	Pay	1.00	12/20/2020	457,091	(237,280)	A-
Barclays	ConocoPhillips Company
	5.90%, 10/15/32	USD	3,000,000	Pay	1.00	12/20/2020	92,233	39,653	A-
Goldman Sachs	Devon Energy Corp.
	7.95%, 4/15/32	USD	5,000,000	Pay	1.00	12/20/2020	877,992	(39,560)	BBB
Morgan Stanley	Devon Energy Corp.
	7.95%, 4/15/32	USD	5,000,000	Pay	1.00	12/20/2020	1,068,817	(230,384)	BBB
Morgan Stanley	Devon Energy Corp.
	7.95%, 4/15/32	USD	3,000,000	Pay	1.00	12/20/2020	605,992	(102,932)	BBB
Barclays	Devon Energy Corp.
	7.95%, 4/15/32	USD	5,000,000	Pay	1.00	12/20/2020	1,103,689	(265,257)	BBB
JP Morgan	Federative Republic of Brazil
	12.25%, 3/6/30	USD	2,500,000	Pay	1.00	12/20/2019	81,916	66,424	BB
JP Morgan	Hess Corp.
	7.00%, 2/15/14	USD	8,000,000	Pay	1.00	6/20/2018	154,644	(72,014)	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	77,280	(35,965)	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	80,701	(39,386)	NR

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

Credit Default SwapsA (continued)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ReceiveC Fixed Rate	Fixed Rate	Expiration Date	Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	RatingD

Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	4,000,000	Pay	1.00%	6/20/2018	$91,702	$(50,388)	NR
Credit Suisse	Hess Corp.
	7.00%, 2/15/14	USD	20,000,000	Pay	1.00	9/20/2018	309,975	12,969	NR
Goldman Sachs	Host Hotels & Resorts, Inc.
	6.75%, 6/1/16	USD	10,000,000	Pay	1.00	12/20/2016	1,067,644	(1,134,923)	BBB
Goldman Sachs	Huntsman Corp.
	11.50%, 7/15/12	USD	5,000,000	Pay	5.00	12/20/2016	124,119	(121,502)	NR
Barclays	Intesa Sanpaolo SpA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	202,397	121,928	BBB-
Bank of America	Intesa Sanpaolo SpA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	413,529	235,120	BBB-
Barclays	Intesa Sanpaolo SpA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	31,027	(44,851)	BBB-
Bank of America	Intesa Sanpaolo SpA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	84,333	(111,981)	BBB-
Credit Suisse	J.C. Penney Corp., Inc.
	6.38%, 10/15/36	USD	6,667,000	Pay	5.00	12/20/2016	700,035	(922,201)	CCC+
Barclays	Nordstrom, Inc.
	6.95%, 3/15/28	USD	2,850,000	Pay	1.00	12/20/2020	64,602	(51,246)	BBB+
JP Morgan	Nordstrom, Inc.
	6.95%, 3/15/28	USD	6,650,000	Pay	1.00	12/20/2020	135,159	(103,996)	BBB+
JP Morgan	Nordstrom, Inc.
	6.95%, 3/15/28	USD	1,900,000	Pay	1.00	12/20/2020	55,340	(46,436)	BBB+
Goldman Sachs	Nordstrom, Inc.
	6.95%, 3/15/28	USD	2,850,000	Pay	1.00	12/20/2020	83,041	(69,685)	BBB+
Citigroup	Nordstrom, Inc.
	6.95%, 3/15/28	USD	4,750,000	Pay	1.00	12/20/2020	134,249	(111,989)	BBB+
JP Morgan	Nordstrom, Inc.
	6.95%, 3/15/28	USD	2,850,000	Pay	1.00	12/20/2020	57,742	(44,386)	BBB+
Bank of America	Nordstrom, Inc.
	6.95%, 3/15/28	USD	4,750,000	Pay	1.00	12/20/2020	96,237	(73,977)	BBB+
Barclays	Nordstrom, Inc.
	6.95%, 3/15/28	USD	4,500,000	Pay	1.00	12/20/2020	50,731	(29,643)	BBB+
Citigroup	Nordstrom, Inc.
	6.95%, 3/15/28	USD	2,700,000	Pay	1.00	12/20/2020	24,386	(11,733)	BBB+
Goldman Sachs	Pitney Bowes, Inc.
	6.25%, 3/15/19	USD	5,000,000	Pay	1.00	9/20/2016	164,656	(187,280)	BBB
Morgan Stanley	Pitney Bowes, Inc.
	6.25%, 3/15/19	USD	5,000,000	Pay	1.00	12/20/2016	244,614	(278,554)	BBB
Goldman Sachs	Saks, Inc.
	2.00%, 3/15/24	USD	10,000,000	Pay	5.00	12/20/2016	406,250	(777,322)	NR
Goldman Sachs	The Markit CDX NA
	High Yield Series 17 Index	USD	13,600,000	Pay	5.00	12/20/2016	1,437,500	(1,779,739)	NA
Bank of America	The Markit CDX NA
	High Yield Series 17 Index	USD	4,800,000	Pay	5.00	12/20/2016	528,000	(648,791)	NA
Goldman Sachs	The Markit iTraxx Europe
	Crossover IndexSeries 19	EUR	24,500,000	Pay	5.00	6/20/2018	(1,602,328)	(282,341)	NA
Goldman Sachs	The Markit iTraxx Europe
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,134,040)	912,239	NA
Morgan Stanley	The Markit iTraxx Europe
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,137,029)	915,228	NA
Morgan Stanley	The Markit iTraxx Europe
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,252,200)	1,030,399	NA
Goldman Sachs	The Markit iTraxx Europe
	Crossover IndexSeries 22	EUR	16,279,890	Pay	5.00	12/20/2019	(1,304,662)	117,655	NA
Barclays	UniCredit SpA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	469,337	71,043	BBB-
Barclays	UniCredit SpA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	914,405	166,355	BBB-
Bank of America	UniCredit SpA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	859,000	221,760	BBB-
Barclays	UniCredit SpA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	(52,853)	(64,166)	BBB-
Barclays	UniCredit SpA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	(105,835)	(128,203)	BBB-
Bank of America	UniCredit SpA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	(83,273)	(150,766)	BBB-
JP Morgan	Weatherford International PLC
	4.50%, 4/15/22	USD	5,000,000	Pay	1.00	12/20/2020	1,499,239	(344,199)	BB-
JP Morgan	Weatherford International PLC
	4.50%, 4/15/22	USD	3,500,000	Pay	1.00	12/20/2020	1,120,000	(311,472)	BB-
Barclays	Weatherford International PLC
	4.50%, 4/15/22	USD	3,000,000	Pay	1.00	12/20/2020	1,080,000	(386,976)	BB-

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

Credit Default SwapsA (continued)

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ReceiveC Fixed Rate	Fixed Rate	Expiration Date	Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	RatingD
Barclays	Weatherford International PLC
	4.50%, 4/15/22	USD	4,000,000	Pay	1.00%	12/20/2020	$1,280,000	$(355,968)	BB-
Barclays	Weatherford International PLC
	4.50%, 4/15/22	USD	2,000,000	Pay	1.00	12/20/2020	520,000	(57,984)	BB-

Total Credit Default Swaps							16,270,021	(9,323,644)

Total Swap Contracts							$16,270,021	$(9,323,644)

A	The triggering credit event for each swap is bankruptcy/failure to pay.
B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.
D	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

NR=Not Rated

NA=Not Applicable

EUR - Euro

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

SWAPTIONS

Interest Rate Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/Receive Fixed Rate	Exercise Rate	Expiration Date	Premium Paid/ (Received)	Market Value

Morgan Stanley	3-Month USD-LIBOR-BBA	USD	49,000,000	Pay	1.50%	4/27/2016	$372,400	$13,769
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	47,000,000	Pay	1.73	4/27/2016	495,850	16,302
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	23,000,000	Pay	1.97	4/27/2016	339,250	11,648

Total Interest Rate Swaptions							1,207,500	41,719

TOTAL SWAPTIONS							$1,207,500	$41,719

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)

U.S. 5 Year Treasury Note	(753)	June 2016	$133,535
U.S. 10 Year Treasury Note	(649)	June 2016	439,592
U.S. Treasury Long Bond	(49)	June 2016	76,065

Total Futures Contracts			$649,192

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2016 (unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At March 31, 2016	Unrealized Appreciation/ (Depreciation)
British Pound	June 1, 2016	17,737,800	$25,335,006	$25,481,171	$146,165
British Pound	June 1, 2016	3,700,000	5,131,327	5,315,221	183,894
Euro	June 1, 2016	6,400,000	7,010,694	7,297,016	286,322

Total Purchase Contracts			37,477,027	38,093,408	616,381

Sale Contracts	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At March 31, 2016	Unrealized Appreciation/ (Depreciation)
British Pound	June 1, 2016	(32,750,000)	$(45,419,174)	$(47,046,892)	$(1,627,718)
Euro	June 1, 2016	(15,500,000)	(16,979,025)	(17,672,459)	(693,434)
Euro	June 1, 2016	(14,000,000)	(15,335,894)	(15,962,222)	(626,328)

Total Sale Contracts			(77,734,093)	(80,681,573)	(2,947,480)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$(40,257,066)	$(42,588,165)	$(2,331,099)

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
BANK LOANS — 10.32%
Entertainment — 0.48%
Vivid Seats Ltd. 7.00%, 3/1/22 [2]	$1,000,000		$936,250
Insurance — 1.50%
Asurion LLC 5.00%, 8/4/22 [2]	3,000,000		2,941,890
Leisure Time — 4.47%
Equinox Holdings, Inc. 9.75%, 7/31/20 [2]	8,748,824		8,748,824
Software — 3.87%
Applied Systems, Inc. 7.50%, 1/23/22 [2]	7,981,022		7,567,007

Total BANK LOANS (Cost $20,519,970)			20,193,971

CORPORATE BONDS — 34.07%
Airlines — 1.89%
Gol LuxCo SA (Luxembourg) 8.88%, 1/24/22 [3]	10,850,000		3,689,000
Chemicals — 4.79%
Kissner Milling Co., Ltd. (Canada) 7.25%, 6/1/19 [1,3]	10,000,000		9,375,000
Momentive Performance Materials, Inc. 11.50%, 12/1/16 [4,5]	5,530,000		—

			9,375,000

Food — 3.37%
Wm Morrison Supermarkets PLC (United Kingdom) 3.50%, 7/27/26	5,000,000	[6]	6,591,225
Healthcare - Products — 1.50%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18 [1,3]	2,850,000		2,935,500
Healthcare - Services — 3.67%
Kindred Healthcare, Inc. 6.38%, 4/15/22	7,973,000		7,185,666
Oil & Gas — 2.21%
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21	4,422,500		3,139,975
Sanchez Energy Corp. 7.75%, 6/15/21	2,000,000		1,175,000

			4,314,975

Restaurants — 6.41%
Ruby Tuesday, Inc. 7.63%, 5/15/20	12,800,000		12,544,000

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Retail — 7.81%
Claire’s Stores, Inc. 9.00%, 3/15/19 [1]	$2,420,000	$1,724,250
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21 [1]	12,050,000	10,363,000
Rite Aid Corp. 6.13%, 4/1/23 [1]	3,000,000	3,180,000

		15,267,250

Telecommunications — 2.42%
FairPoint Communications, Inc. 8.75%, 8/15/19 [1]	5,000,000	4,737,500

Total CORPORATE BONDS (Cost $83,088,355)		66,640,116

CONVERTIBLE CORPORATE BONDS — 0.01%
Electrical Components & Equipment — 0.00%
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/17 [3,5]	4,000,000	2,000
Mining — 0.01%
Great Western Minerals Group Ltd. (Canada) 8.00%, 4/6/17 [3,5]	2,000,000	10,000

Total CONVERTIBLE CORPORATE BONDS (Cost $5,991,108)		12,000

U.S. GOVERNMENT AND AGENCY SECURITIES — 1.82%
United States Treasury Bond 3.00%, 5/15/45	2,130,000	2,297,156
United States Treasury Note 2.00%, 8/15/25	1,243,000	1,266,889

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $3,436,499)		3,564,045

COMMON STOCK — 39.30%
Airlines — 0.37%
Wizz Air Holdings Plc (Switzerland) * 1,3	27,550	728,415
Auto Manufacturers — 0.86%
General Motors Co.	53,381	1,677,761
Computers — 1.40%
EMC Corp.	103,000	2,744,950
Electric — 1.69%
Cleco Corp.	60,000	3,312,600
Entertainment — 3.41%
Carmike Cinemas, Inc. *	99,842	2,999,254
Pinnacle Entertainment, Inc. *	104,676	3,674,127

		6,673,381

Gas — 2.63%
AGL Resources, Inc.	78,000	5,080,920

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Piedmont Natural Gas Co., Inc.	889	$53,189

		5,134,109

Healthcare - Services — 5.60%
Cigna Corp.	42,500	5,832,700
Humana, Inc.	28,000	5,122,600

		10,955,300

Household Products/Wares — 2.35%
Jarden Corp. *	78,000	4,598,100
Insurance — 4.05%
Willis Towers Watson PLC (United Kingdom) [3]	66,800	7,926,467
Internet — 1.73%
Youku Tudou, Inc. ADR *	123,000	3,381,270
Media — 7.76%
Cablevision Systems Corp., Class A	40,000	1,320,000
Meredith Corp.	84,726	4,024,485
Time Warner Cable, Inc.	48,000	9,821,760

		15,166,245

Oil & Gas Services — 0.85%
Baker Hughes, Inc.	38,000	1,665,540
Restaurants — 1.91%
Ruby Tuesday, Inc. *	694,657	3,737,255
Retail — 3.20%
Rite Aid Corp. *	343,887	2,802,679
Staples, Inc.	313,000	3,452,390

		6,255,069

Semiconductors — 1.49%
KLA-Tencor Corp.	40,000	2,912,400

Total COMMON STOCK (Cost $76,153,273)		76,868,862

CONVERTIBLE PREFERRED STOCK — 3.72%
Auto Manufacturers — 1.69%
Fiat Chrysler Automobile 7.88%, 12/15/16	45,000	3,297,600
General Motors Corp. Senior Convertible Preferred Escrow - C 7.25%, 4/15/14 [4,5]	94,958	—

		3,297,600

Pharmaceuticals — 2.03%
Teva Pharmaceutical Industries Ltd. (Israel) 7.00%, 12/15/18 [3]	4,500	3,977,730

Total CONVERTIBLE PREFERRED STOCK (Cost $7,624,654)		7,275,330

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PURCHASED PUT OPTIONS — 0.32%
S&P 500 Index, Exercise Price: $2,050.00, Expiration Date: June, 2016*	120	$624,000

Total PURCHASED PUT OPTIONS (Premiums paid $768,245)		624,000

TOTAL INVESTMENTS (Cost $197,582,104)	89.56%	175,178,324

Other Assets less Liabilities	10.44%	20,413,961

NET ASSETS	100.00%	$195,592,285

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT AND WRITTEN OPTIONS — (17.28)%
CORPORATE BONDS — (3.66)%
Oil & Gas — (0.29)%
Denbury Resources, Inc. 6.38%, 8/15/21	$(1,179,000)	$(565,920)
Oil & Gas Services — (3.37)%
National Oilwell Varco, Inc. 2.60%, 12/1/22	(3,925,000)	(3,354,070)
National Oilwell Varco, Inc. 3.95%, 12/1/42	(3,300,000)	(2,367,037)
Weatherford International Ltd. (Bermuda) 5.13%, 9/15/20 [3]	(1,000,000)	(865,000)

		(6,586,107)

Total CORPORATE BONDS (Proceeds $8,053,186)		(7,152,027)

U.S. GOVERNMENT AND AGENCY SECURITIES — (1.16)%
United States Treasury Bond 3.00%, 11/15/44	(2,100,000)	(2,267,261)

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $2,264,450)		(2,267,261)

COMMON STOCK — (12.35)%
Auto Manufacturers — (1.30)%
Fiat Chrysler Automobiles NV (United Kingdom) [3]	(315,000)	(2,538,900)
Healthcare - Services — (2.90)%
Aetna, Inc.	(23,449)	(2,634,495)
Anthem, Inc.	(21,850)	(3,036,931)

		(5,671,426)

Housewares — (1.07)%
Newell Rubbermaid, Inc.	(47,410)	(2,099,789)
Media — (2.69)%
Charter Communications, Inc., Class A *	(25,963)	(5,255,690)
Oil & Gas Services — (0.78)%
Halliburton Co.	(42,560)	(1,520,243)
Pharmaceuticals — (1.10)%
Teva Pharmaceutical Industries Ltd. ADR	(40,178)	(2,149,925)
Retail — (1.14)%
Office Depot, Inc. *	(315,000)	(2,236,500)
Semiconductors — (0.84)%
Lam Research Corp.	(20,000)	(1,652,000)
Telecommunications — (0.53)%
FairPoint Communications, Inc. *	(70,000)	(1,041,600)

Total COMMON STOCK (Proceeds $24,537,399)		(24,166,073)

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
WRITTEN PUT OPTIONS — (0.11)%
S&P 500 Index, Exercise Price: $1,900.00, Expiration Date: June, 2016*	(120)	$(214,800)

Total WRITTEN PUT OPTIONS (Premiums received $292,555)		(214,800)

TOTAL INVESTMENT SECURITIES SOLD SHORT AND WRITTEN OPTIONS (Proceeds $35,147,590)	(17.28)%	$(33,800,161)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security. Rates disclosed as of March 31, 2016.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.
[5]	Security is in default.
[6]	Foreign security, par value shown in local currency.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2016 (Unaudited)

SWAP CONTRACTS

Credit Default SwapsA

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ReceiveC Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	RatingD

Goldman Sachs	Banco Bilbao Vizcaya Argentaria SA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	$207,316	$93,409	BBB+
Bank of America	Banco Bilbao Vizcaya Argentaria SA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	9/20/2020	717,064	10,329	BBB+
Goldman Sachs	Banco Bilbao Vizcaya Argentaria SA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	42,280	(60,636)	BBB+
Bank of America	Banco Bilbao Vizcaya Argentaria SA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	9/20/2020	(93,278)	33,491	BBB+
Goldman Sachs	Banco Santander SA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	207,316	110,477	A-
Bank of America	Banco Santander SA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	9/20/2020	691,412	70,367	A-
Goldman Sachs	Banco Santander SA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	42,280	(48,421)	A-
Bank of America	Banco Santander SA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	9/20/2020	(82,375)	(3,673)	A-
Goldman Sachs	Federative Republic of Brazil
	12.25%, 3/6/30	USD	7,500,000	Pay	1.00	12/20/2019	252,803	192,217	BBB
JP Morgan	Hess Corp.
	7.00%, 2/15/14	USD	2,000,000	Pay	1.00	6/20/2018	38,660	(18,002)	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	19,320	(8,991)	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	20,175	(9,847)	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	22,925	(12,597)	NR
Credit Suisse	Hess Corp.
	7.00%, 2/15/14	USD	5,000,000	Pay	1.00	9/20/2018	77,494	3,242	NR
Morgan Stanley	Masco Corp.
	6.13%, 10/3/16	USD	1,000,000	Pay	1.00	6/20/2016	66,735	(69,011)	BB
Barclays	Nordstrom Inc.
	6.95%, 3/15/28	USD	150,000	Pay	1.00	12/20/2020	3,400	(2,697)	BBB+
JP Morgan	Nordstrom Inc.
	6.95%, 3/15/28	USD	350,000	Pay	1.00	12/20/2020	7,114	(5,473)	BBB+
JP Morgan	Nordstrom Inc.
	6.95%, 3/15/28	USD	100,000	Pay	1.00	12/20/2020	2,913	(2,444)	BBB+
Goldman Sachs	Nordstrom Inc.
	6.95%, 3/15/28	USD	150,000	Pay	1.00	12/20/2020	4,370	(3,668)	BBB+
Citigroup	Nordstrom Inc.
	6.95%, 3/15/28	USD	250,000	Pay	1.00	12/20/2020	7,066	(5,894)	BBB+
Citigroup	Nordstrom Inc.
	6.95%, 3/15/28	USD	300,000	Pay	1.00	12/20/2020	2,710	(1,304)	BBB+
JP Morgan	Nordstrom Inc.
	6.95%, 3/15/28	USD	150,000	Pay	1.00	12/20/2020	3,039	(2,336)	BBB+
Bank of America	Nordstrom Inc.
	6.95%, 3/15/28	USD	250,000	Pay	1.00	12/20/2020	5,065	(3,894)	BBB+
Barclays	Nordstrom Inc.
	6.95%, 3/15/28	USD	500,000	Pay	1.00	12/20/2020	5,637	(3,294)	BBB+
Barclays	Safeway Ltd.
	6.13%, 12/17/18	EUR	10,000,000	Pay	1.00	9/20/2019	284,033	(367,864)	B+
JP Morgan	Weatherford International Ltd.
	4.50%, 4/15/22	USD	1,500,000	Pay	1.00	12/20/2020	480,000	(133,488)	BB-

Total Credit Default Swaps							3,035,474	(250,001)

Total Swap Contracts							$3,035,474	$(250,001)

A	The triggering credit event for each swap is bankruptcy/failure to pay.
B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.
D	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

NR=Not Rated

NA=Not Applicable

EUR - Euro

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2016 (unaudited)

SWAPTIONS

Interest Rate Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/Receive Fixed Rate	Exercise Rate	Expiration Date	Premium Paid/ (Received)	Market Value
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	1,000,000	Pay	1.97%	4/27/2016	$14,750	$507
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	2,000,000	Pay	1.50	4/27/2016	15,200	562
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	1,500,000	Pay	1.73	4/27/2016	15,825	520

Total Interest Rate Swaptions							45,775	1,589

TOTAL SWAPTIONS							$45,775	$1,589

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2016 (Unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)

S&P 500 E-mini	(62)	June 2016	$(131,768)
U.S. 5 Year Treasury Note	(31)	June 2016	5,497
U.S. 10 Year Treasury Note	(13)	June 2016	8,805
U.S. Treasury Long Bond	(2)	June 2016	3,105

Total Futures Contracts			$(114,361)

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2016 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At March 31, 2016	Unrealized Appreciation/ (Depreciation)
British Pound	June 1, 2016	1,500,000	$2,080,267	$2,154,819	$74,552

Total Purchase Contracts			2,080,267	2,154,819	74,552

Sale Contracts	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At March 31, 2016	Unrealized Appreciation/ (Depreciation)
British Pound	June 1, 2016	(500,000)	(693,422)	(718,273)	(24,851)
British Pound	June 1, 2016	(6,400,000)	(8,875,808)	(9,193,896)	(318,088)

Total Sale Contracts			(9,569,230)	(9,912,169)	(342,939)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$(7,488,963)	$(7,757,350)	$(268,387)

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CORPORATE BONDS — 6.02%
Banks — 3.84%
PNC Capital Trust C 1.21%, 6/1/28 [1]	$4,295,000	$3,478,950
PNC Preferred Funding Trust II 1.86%, 3/29/49 [1,2]	6,350,000	5,334,000

		8,812,950

Diversified Financial Services — 2.18%
American Express Co. 6.80%, 9/1/66 [1]	5,000,000	5,012,500

Total CORPORATE BONDS (Cost $13,550,616)		13,825,450

COMMON STOCK — 83.04%
Biotechnology — 2.10%
Blueprint Medicines Corp. *	246,300	4,445,715
Sunesis Pharmaceuticals, Inc. *	675,000	364,500

		4,810,215

Commercial Services — 3.09%
ADT Corp.	113,000	4,662,380
Apollo Education Group, Inc. *	295,052	2,423,852

		7,086,232

Electric — 5.72%
Cleco Corp.	115,599	6,382,221
ITC Holdings Corp.	155,000	6,753,350

		13,135,571

Entertainment — 19.89%
Carmike Cinemas, Inc. *	390,625	11,734,375
Gaming and Leisure Properties, Inc.	587,000	18,150,040
Lions Gate Entertainment Corp.	87,000	1,900,950
Pinnacle Entertainment, Inc. *	395,900	13,896,090

		45,681,455

Food — 3.21%
Ingredion, Inc.	69,000	7,368,510
Healthcare - Services — 3.94%
Cigna Corp.	30,000	4,117,200
Humana, Inc.	27,000	4,939,650

		9,056,850

Insurance — 6.46%
Willis Towers Watson PLC (United Kingdom)	125,002	14,832,737
Media — 22.84%
Altice NV, Class A (Netherlands) *	507,999	9,052,417
Cablevision Systems Corp., Class A	53,000	1,749,000

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Meredith Corp.	107,452	$5,103,970
Starz, Class A *	183,799	4,839,428
Time Warner Cable, Inc.	155,000	31,716,100

		52,460,915

Pharmaceuticals — 7.08%
Allergan PLC (Ireland) *	21,000	5,628,630
Baxalta, Inc.	105,000	4,242,000
Flexion Therapeutics, Inc. *	305,500	2,810,600
MyoKardia, Inc. *	333,333	3,569,997

		16,251,227

Restaurants — 2.28%
Ruby Tuesday, Inc. *	973,303	5,236,370
Retail — 3.31%
Rite Aid Corp. *	933,120	7,604,928
Savings & Loans — 3.12%
Anchor BanCorp Wisconsin, Inc. *	159,000	7,164,540

Total COMMON STOCK (Cost $184,566,931)		190,689,550

CONVERTIBLE PREFERRED STOCK — 3.85%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow - B 5.25%, 3/6/34 [3,4]	25,000	—
General Motors Corp. Senior Convertible Preferred Escrow - C 7.25%, 4/15/41 [3,4]	162,750	—

		—

Pharmaceuticals — 3.85%
Teva Pharmaceutical Industries Ltd. (Israel) 7.00%, 12/15/18	10,000	8,839,400

Total CONVERTIBLE PREFERRED STOCK (Cost $10,001,878)		8,839,400

PURCHASED CALL OPTIONS — 0.11%
Carmike Cinemas, Inc., Exercise Price: $30.00, Expiration Date: September, 2016*	1,651	237,744
Halliburton Co., Exercise Price: $60.00, Expiration Date: January, 2017*	2,500	16,250

Total PURCHASED CALL OPTIONS (Premiums paid $876,658)		253,994

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
TOTAL INVESTMENTS (Cost $208,996,083)	93.02%	$213,608,394
Other Assets less Liabilities	6.98%	16,038,818

NET ASSETS	100.00%	$229,647,212

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2016 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (24.13)%
U.S. GOVERNMENT AND AGENCY SECURITY — (0.99)%
United States Treasury Bond 3.00%, 11/15/44	$(2,100,000)	$(2,267,261)

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $2,264,450)		(2,267,261)

COMMON STOCK — (23.14)%
Banks — (3.52)%
BOK Financial Corp.	(72,555)	(3,962,954)
Old National Bancorp	(338,670)	(4,128,387)

		(8,091,341)

Electric — (1.46)%
Fortis, Inc. (Canada)	(106,660)	(3,343,185)
Healthcare - Services — (2.04)%
Aetna, Inc.	(22,612)	(2,540,458)
Anthem, Inc.	(15,456)	(2,148,230)

		(4,688,688)

Media — (7.39)%
Charter Communications, Inc., Class A *	(83,839)	(16,971,529)
Oil & Gas — (3.57)%
Chevron Corp.	(85,913)	(8,196,100)
Pharmaceuticals — (5.16)%
Pfizer, Inc.	(237,300)	(7,033,572)
Shire PLC ADR (Ireland)	(15,561)	(2,674,936)
Teva Pharmaceutical Industries Ltd. ADR (Israel)	(40,000)	(2,140,400)

		(11,848,908)

Total COMMON STOCK (Proceeds $49,309,528)		(53,139,751)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $51,573,978)	(24.13)%	$(55,407,012)

*	Non-income producing security.
[1]	Variable rate security. Rates disclosed are as of March 31, 2016.
[2]	144A restricted security.
[3]	Security is in default.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2016 (unaudited)

SWAP CONTRACTS

Total Return Swaps

Counterparty	Reference Index	Currency	Notional Amount	Pay/Receive Total Return on Reference Index	Financing RateB	Termination Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	Goldman Sachs Custom Biotech Index	USD	(132,820)	See A	1-Month USD-LIBOR minus 1.55%	8/18/2020	$(620,934)

TOTAL TOTAL RETURN SWAPS							$(620,934)

A	The Fund pays the financing rate. The Fund receives payment from the counterparty if the value of the total return of the reference index has decreased and makes payment if the value has increased.
B	Financing rate is based upon predetermined notional amounts.

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2016 (unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Sale Contracts	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At March 31, 2016	Unrealized Appreciation/ (Depreciation)
Euro	June 1, 2016	(5,250,000)	$(5,757,465)	$(5,985,833)	$(228,368)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$(5,757,465)	$(5,985,833)	$(228,368)

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

A.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940, as amended, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013 and amended as of June 4, 2015, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Active Income Fund was closed to new investors as of March 1, 2011. The Driehaus Select Credit Fund (the “Select Credit Fund”) commenced operations on September 30, 2010. The Select Credit Fund seeks to provide positive returns under a variety of market conditions. The Select Credit Fund was closed to new investors as of January 31, 2014. The Driehaus Event Driven Fund (the “Event Driven Fund” and together with the Active Income Fund and Select Credit Fund, the “Funds”) commenced operations on August 26, 2013, following the receipt of the assets and liabilities of the Driehaus Credit Opportunities Fund, L.P. The Event Driven Fund seeks to provide positive returns over full market cycles.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Securities Valuation

Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”) and are generally classified as level 1. Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 – quoted prices for active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted the FASB amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. During the period ended March 31, 2016, there were no transfers between levels for the Active Income Fund, Select Credit Fund and Event Driven Fund. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$4,401,198	$—	$4,401,198
Bank Loans	—	513,974,781	—	513,974,781
Common Stocks
Auto Manufacturers	18,399,405	—	—	18,399,405
Commercial Services	21,024,712	—	—	21,024,712
Electric	34,731,120	—	—	34,731,120
Entertainment	158,632,612	—	—	158,632,612
Gas	103,755,021	—	—	103,755,021
Healthcare – Services	81,484,957	—	—	81,484,957
Household Products/Wares	43,917,750	—	—	43,917,750
Insurance	78,917,443	—	—	78,917,443
Internet	38,350,007	—	—	38,350,007
Media	233,091,320	—	—	233,091,320
Oil & Gas Services	11,483,460	—	—	11,483,460
Packaging & Containers	6,793,937	—	—	6,793,937
Pharmaceuticals	50,694,850	—	—	50,694,850
Restaurants	8,757,720	—	—	8,757,720
Retail	31,500,332	—	—	31,500,332
Semiconductors	23,663,250	—	—	23,663,250
Software	267,040	—	—	267,040
Convertible Corporate Bonds	—	61,973,319	—	61,973,319
Convertible Preferred Stocks
Auto Manufacturers	13,190,400	—	0	13,190,400
Pharmaceuticals	—	26,518,200	—	26,518,200
Corporate Bonds	—	749,451,783	0	749,451,783
Preferred Stocks
Banks	35,012,805	—	—	35,012,805
Telecommunications	—	43,399,795	—	43,399,795
Purchased Put Options	8,866,000	—	—	8,866,000
U.S. Government and Agency Securities	—	20,681,449	—	20,681,449

Total	$1,002,534,141	$1,420,400,525	$0	$2,422,934,666

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks
Auto Manufacturers	$(10,075,000)	$—	$—	$(10,075,000)
Building Materials	(4,368,000)	—	—	(4,368,000)
Healthcare – Services	(40,243,509)	—	—	(40,243,509)
Housewares	(28,442,595)	—	—	(28,442,595)
Media	(88,909,483)	—	—	(88,909,483)
Oil & Gas Services	(10,481,677)	—	—	(10,481,677)
Packaging & Containers	(5,781,847)	—	—	(5,781,847)
Pharmaceuticals	(72,457,806)	—	—	(72,457,806)
Retail	(8,452,947)	—	—	(8,452,947)
Semiconductors	(28,460,900)	—	—	(28,460,900)
Software	(3,243,267)	—	—	(3,243,267)
Corporate Bonds	—	(160,433,875)	—	(160,433,875)
U.S. Government and Agency Securities	—	(42,470,826)	—	(42,470,826)
Written Call Options	—	(153,000)	—	(153,000)
Written Put Options	(3,051,950)	—	—	(3,051,950)

Total	$(303,968,981)	$(203,057,701)	$—	$(507,026,682)

Other Financial Instruments*
Credit Default Swaps - Assets	$—	$32,926,319	$—	$32,926,319
Credit Default Swaps - Liabilities	—	(25,979,942)	—	(25,979,942)
Forward Foreign Currency Contracts - Assets	—	616,381	—	616,381
Forward Foreign Currency Contracts - Liabilities	—	(2,947,480)	—	(2,947,480)
Futures Contracts	649,192	—	—	649,192
Interest Rate Swaptions	—	41,719	—	41,719

Total Other Financial Instruments	$649,192	$4,656,997	$—	$5,306,189

*	Other financial instruments are swap, forward foreign currency and futures contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of March 31, 2016	$0

As of March 31, 2016, the Active Income Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0.

As of March 31, 2016, the Active Income Fund held Level 3 investments in Momentive Performance Materials, Inc. corporate bonds, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. Momentive filed for Chapter 11 bankruptcy and emerged in 2014. As a part of the ongoing restructuring of the company, the bankruptcy court assigned a zero recovery to these holdings, therefore the corporate bond was fair valued at $0.

The following is a summary of the inputs used to value the Select Credit Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$20,193,971	$—	$20,193,971
Common Stocks
Airlines	728,415	—	—	728,415
Auto Manufacturers	1,677,761	—	—	1,677,761
Computers	2,744,950	—	—	2,744,950
Electric	3,312,600	—	—	3,312,600
Entertainment	6,673,381	—	—	6,673,381
Gas	5,134,109	—	—	5,134,109
Healthcare – Services	10,955,300	—	—	10,955,300
Household Products/Wares	4,598,100	—	—	4,598,100
Insurance	7,926,467	—	—	7,926,467
Internet	3,381,270	—	—	3,381,270
Media	15,166,245	—	—	15,166,245
Oil & Gas Services	1,665,540	—	—	1,665,540
Restaurants	3,737,255	—	—	3,737,255
Retail	6,255,069	—	—	6,255,069
Semiconductors	2,912,400	—	—	2,912,400
Convertible Corporate Bonds	—	12,000	—	12,000
Convertible Preferred Stocks
Auto Manufacturers	3,297,600	—	0	3,297,600
Pharmaceuticals	—	3,977,730	—	3,977,730
Corporate Bonds	—	66,640,116	0	66,640,116
Purchased Put Options	624,000	—	—	624,000
U.S. Government and Agency Securities	—	3,564,045	—	3,564,045

Total	$80,790,462	$94,387,862	$0	$175,178,324

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks
Auto Manufacturers	$(2,538,900)	$—	$—	$(2,538,900)
Healthcare – Services	(5,671,426)	—	—	(5,671,426)
Housewares	(2,099,789)	—	—	(2,099,789)
Media	(5,255,690)	—	—	(5,255,690)
Oil & Gas Services	(1,520,243)	—	—	(1,520,243)
Pharmaceuticals	(2,149,925)	—	—	(2,149,925)
Retail	(2,236,500)	—	—	(2,236,500)
Semiconductors	(1,652,000)	—	—	(1,652,000)
Telecommunications	(1,041,600)	—	—	(1,041,600)
Corporate Bonds	—	(7,152,027)	—	(7,152,027)
U.S. Government and Agency Securities	—	(2,267,261)	—	(2,267,261)
Written Put Options	(214,800)	—	—	(214,800)

Total	$(24,380,873)	$(9,419,288)	$—	$(33,800,161)

Other Financial Instruments*
Credit Default Swaps - Assets	$—	$3,724,660	$—	$3,724,660
Credit Default Swaps - Liabilities	—	(939,187)	—	(939,187)
Forward Foreign Currency Contracts - Asset	—	74,552	—	74,552
Forward Foreign Currency Contracts - Liability	—	(342,939)	—	(342,939)
Futures Contracts	(114,361)	—	—	(114,361)
Interest Rate Swaptions	—	1,589	—	1,589

Total Other Financial Instruments	$(114,361)	$2,518,675	$—	$2,404,314

*	Other financial instruments are swap, forward foreign currency and futures contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Select Credit Fund:

Investments, at Value
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of March 31, 2016	$0

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

As of March 31, 2016 the Select Credit Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock and Momentive Performance Materials, Inc. corporate bonds, which were valued in the same manner as described above for the Active Income Fund.

The following is a summary of the inputs used to value the Event Driven Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Biotechnology	$4,810,215	$—	$—	$4,810,215
Commercial Services	7,086,232	—	—	7,086,232
Electric	13,135,571	—	—	13,135,571
Entertainment	45,681,455	—	—	45,681,455
Food	7,368,510	—	—	7,368,510
Healthcare – Services	9,056,850	—	—	9,056,850
Insurance	14,832,737	—	—	14,832,737
Media	52,460,915	—	—	52,460,915
Pharmaceuticals	16,251,227	—	—	16,251,227
Restaurants	5,236,370	—	—	5,236,370
Retail	7,604,928	—	—	7,604,928
Savings & Loans	7,164,540	—	—	7,164,540
Convertible Preferred Stocks
Auto Manufacturers	—	—	0	0
Pharmaceuticals	8,839,400	—	—	8,839,400
Corporate Bonds	—	13,825,450	—	13,825,450
Purchased Call Options	253,994	—	—	253,994

Total	$199,782,944	$13,825,450	$0	$213,608,394

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks
Banks	$(8,091,341)	$—	$—	$(8,091,341)
Electric	(3,343,185)	—	—	(3,343,185)
Healthcare – Services	(4,688,688)	—	—	(4,688,688)
Media	(16,971,529)	—	—	(16,971,529)
Oil & Gas	(8,196,100)	—	—	(8,196,100)
Pharmaceuticals	(11,848,908)	—	—	(11,848,908)
U.S. Government & Agency Securities	—	(2,267,261)	—	(2,267,261)

Total	$(53,139,751)	$(2,267,261)	$—	$(55,407,012)

Other Financial Instruments*
Total Return Swap- Liabilities	$—	$(620,934)	$—	$(620,934)
Forward Foreign Currency Contracts- Liabilities	—	(228,368)	—	(228,368)

Total Other Financial Instruments	$—	$(849,302)	$—	$(849,302)

*	Other financial instruments are swap and forward foreign currency contracts, which are detailed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:

Investments, at Value
Balance as of December 31, 2015	$0
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of March 31, 2016	$0

As of March 31, 2016, the Event Driven Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, which were valued in the same manner as described above for the Active Income Fund.

Securities Sold Short

The Funds are engaged in selling securities short, which obligates them to replace a borrowed security with the same security at current market value. Each Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Each Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

Foreign Currency Translation

The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Active Income Fund, Select Credit Fund and Event Driven Fund held portfolio hedges as of March 31, 2016 as disclosed in the Schedule of Investments.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.

Other

The Trust records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At March 31, 2016, the Active Income Fund, Select Credit Fund and Event Driven Fund had no unfunded senior loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At March 31, 2016, the Funds had no such outstanding senior loan participation commitments.

B.	INVESTMENTS IN DERIVATIVES

Swap Contracts

The Funds are subject to credit risk, volatility risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps, which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Total return swap contracts are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Funds maximum risk of loss from counterparty risk is the fair value of the contract.

Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection),

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Notes to Schedules of Investments (unaudited) - (Continued)

and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at March 31, 2016 for the Active Income Fund, Select Credit Fund and Event Driven Fund was 80,000,000 Euros, 30,000,000 Euros and $0, respectively.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of March 31, 2016, the Funds had outstanding swap contracts as listed on the Schedule of Investments.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contract against default. As of March 31, 2016, the Active Income Fund and Select Credit Fund had outstanding futures contracts as listed in the Schedule of Investments. The Event Driven Fund had no outstanding futures contracts at March 31, 2016.

Options Contracts

The Funds may use options contracts to hedge downside risk on their fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) - (Continued)

The premium amount and the number of option contracts written by the Active Income Fund during the period January 1, 2016 through March 31, 2016, were as follows:

	Number of	Premium
Active Income Fund	Contracts	Amount
Options outstanding at December 31, 2015	69,125	$12,518,350
Options written	29,605	24,382,376
Options closed	(5,100)	(8,659,587)
Options expired	(81,757)	(23,669,325)
Options exercised	(7,168)	(288,217)

Options outstanding at March 31, 2016	4,705	$4,283,597

The premium amount and the number of option contracts written by the Select Credit Fund during the period January 1, 2016 through March 31, 2016, were as follows:

	Number of	Premium
Select Credit Fund	Contracts	Amount
Options outstanding at December 31, 2015	12,400	$1,866,185
Options written	3,082	3,273,537
Options closed	(900)	(1,528,162)
Options expired	(13,666)	(3,286,999)
Options exercised	(796)	(32,006)

Options outstanding at March 31, 2016	120	$292,555

The premium amount and the number of option contracts written by the Event Driven Fund during the period January 1, 2016 through March 31, 2016, were as follows:

	Number of	Premium
Event Driven Fund	Contracts	Amount
Options outstanding at December 31, 2015	1,700	$217,525
Options written	115	667,680
Options closed	(1,815)	(885,205)
Options expired	—	—
Options exercised	—	—

Options outstanding at March 31, 2016	—	$—

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of March 31, 2016, the Funds had outstanding options as listed on the Schedule of Investments.

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Notes to Schedules of Investments (unaudited) - (Continued)

Swaptions

An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of March 31, 2016, the Active Income Fund and Select Credit Fund had outstanding swaptions as listed on the Schedule of Investments. The Event Driven Fund had no outstanding swaptions at March 31, 2016.

Forward Foreign Currency Contracts

The Funds may use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to a credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or if the value of the foreign currency changes unfavorably. As of March 31, 2016, the Funds had forward foreign currency contracts as listed in the Schedule of Investments.

C.	INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a Driehaus Mutual Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of March 31, 2016.

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain
Active Income Fund:
Carmike Cinemas, Inc.	$—	$39,091,689	$—	$411,242	$39,502,931	$—	$—

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Active Income Fund:
Carmike Cinemas, Inc.	—	1,315,011	—	1,315,011

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Notes to Schedules of Investments (unaudited) - (Continued)

D.	FEDERAL INCOME TAXES

At March 31, 2016, gross unrealized appreciation and depreciation on investments, based on cost for Federal income tax purposes, were as follows:

	Active Income Fund	Select Credit Fund	Event Driven Fund
Cost of investments	$2,511,434,384	$197,863,467	$210,143,065

Gross unrealized appreciation	$77,568,552	$4,701,058	$13,529,158
Gross unrealized depreciation	(166,068,270)	(27,386,201)	(10,063,829)

Net unrealized appreciation (depreciation) on investments	$(88,499,718)	$(22,685,143)	$3,465,329

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date	May 25, 2016

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date	May 25, 2016

*	Print the name and title of each signing officer under his or her signature.